SEC. File Nos. 33-19514
                                                                 811-5446

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM N-1A
                          Registration Statement
                                  Under
                        the Securities Act of 1933
                       Post-Effective Amendment No. 12
                                   and
                         Registration Statement
                                  Under
                    The Investment Company Act of 1940
                          Amendment No. 13

                     INTERMEDIATE BOND FUND OF AMERICA
               (Exact Name of Registrant as specified in charter)
                          333 South Hope Street
                      Los Angeles, California 90071
                   (Address of principal executive offices)

              Registrant's telephone number, including area code:
                             (213) 486-9200


                            JULIE F. WILLIAMS
                          333 South Hope Street
                       Los Angeles, California 90071
                   (name and address of agent for service)


                              Copies to:
                          Cary I. Klafter, Esq.
                          MORRISON & FOERSTER
                         345 California Street
                     San Francisco, California 94104
                      (Counsel for the Registrant)

        The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
       On October 16, 1995, it filed its 24f-2 notice for fiscal 1995.
                 Approximate date of proposed public offering:

       It is proposed that this filing become effective on October 25, 1995, pursuant to paragraph (b) of rule 485.

                       INTERMEDIATE BOND FUND OF AMERICA
                            CROSS REFERENCE SHEET

Item Number of                                   Captions in Prospectus (Part "A")
Part "A" of Form N-1A

 1.    Cover Page                                Cover Page

 2.    Synopsis                                  Summary of Expenses

 3.    Condensed Financial Information           Financial Highlights

 4.    General Description of Registrant         Investment Objective and Policies

 5.    Management of the Fund                    Summary of Expenses: Fund Organization and

                                                 Management

 6.    Capital Stock and Other Securities        Investment Objective and Policies; Certain

                                                 Securities and Investment Techniques;

                                                 Fund Organization and Management;

                                                 Dividends, Distributions and Taxes

 7.    Purchase of Securities Being Offered      Purchasing Shares

 8.    Redemption or Repurchase                  Redeeming Shares

 9.    Legal Proceedings                         N/A




Item Number of                                   Captions in Statement of
Part "B" of Form N-1A                            Additional Information (Part "B")

10.    Cover Page                                Cover

11.    Table of Contents                         Table of Contents

12.    General Information and History           General Information; Investment Restrictions

13.    Investment Objectives and Policies        Description of Securities and Investment Techniques;

                                                 Investment Restrictions

14.    Management of the Registrant              Fund Officers and Trustees; Management

15.    Control Persons and Principal Holders     Fund Officers and Trustees

       of Securities

16.    Investment Advisory and Other Services     Management

17.    Brokerage Allocation and Other Practices    Execution of Portfolio Transactions

18.    Capital Stock and Other Securities        None

19.    Purchase, Redemption and Pricing of       Purchase of Shares; Shareholder

       Securities Being Offered                  Account Services and Privileges

20.    Tax Status                                Dividends, Distributions and Federal Taxes

21.    Underwriter                               Management -- Principal Underwriter

22.    Calculation of Performance Data           Investment Results

23.    Financial Statements                      Financial Statements




Item in Part "C"

24.    Financial Statements and Exhibits

25.    Persons Controlled by or under

       Common Control with Registrant

26.    Number of Holders of Securities

27.    Indemnification

28.    Business and Other Connections of

       Investment Adviser

29.    Principal Underwriters

30.    Location of Accounts and Records

31.    Management Services

32.    Undertakings



       Signature Page


Prospectus


INTERMEDIATE BOND FUND OF AMERICA (R)


AN OPPORTUNITY FOR CURRENT INCOME
AND PRESERVATION OF CAPITAL PRIMARILY
THROUGH BONDS WITH EFFECTIVE
MATURITIES BETWEEN 3 AND 10 YEARS

[LOGO OF THE AMERICAN FUNDS GROUP(R)]

October 25, 1995



                       INTERMEDIATE BOND FUND OF AMERICA

                             333 South Hope Street
                         Los Angeles, California 90071


The fund's investment objective is to provide investors with current income consistent with its stated maturity and quality standards and preservation of capital. It seeks to achieve this objective primarily through investing in bonds with effective maturities of between 3 and 10 years.

This prospectus presents information you should know before investing in the fund. It should be retained for future reference.

You may obtain the statement of additional information dated October 25, 1995, which contains the fund's financial statements, without charge, by writing to the Secretary of the fund at the above address or telephoning 800/421-0180. These requests will be honored within three business days of receipt.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THE PURCHASE OF FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

23-010-1095

================================================================================

SUMMARY OF EXPENSES

Average annual expenses
paid over a 10-year
period would be
approximately $14 per
year, assuming a $1,000
investment and a 5%
annual return.



                 TABLE OF CONTENTS

Summary of Expenses.............................       2
Financial Highlights............................       3
Investment Objective and Policies...............       3
Certain Securities and Investment Techniques....       4
Investment Results..............................       7
Dividends, Distributions and Taxes..............       8
Fund Organization and Management................       9
The American Funds Shareholder Guide............   12-20
 Purchasing Shares..............................      12
 Reducing Your Sales Charge.....................      15
 Shareholder Services...........................      16
 Redeeming Shares...............................      18
 Retirement Plans...............................      20

         IMPORTANT PHONE NUMBERS
Shareholder Services:   800/421-0180 ext. 1
Dealer Services:        800/421-9900 ext. 11
American FundsLine(R):  800/325-3590
                       (24-hour information)


This table is designed to help you understand the costs of investing in the fund. These are historical expenses; your actual expenses may vary.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
 (as a percentage of offering price)................................... 4.75%/1/

The fund has no sales charge on reinvested dividends, deferred sales charge,/2/ redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)

Management fees.......................................................  0.41%
12b-1 expenses........................................................  0.27%/3/
Other expenses (including audit, legal, shareholder services, transfer agent and custodian expenses)........................................  0.10%
Total fund operating expenses.........................................  0.78%

EXAMPLE                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                       ------ ------- ------- --------
You would pay the following cumulative ex-
penses on a $1,000 investment, assuming a 5%
annual return./4/                              $55     $71     $89     $140

/1/ Sales charges are reduced for certain large purchases. (See "The American
    Funds Shareholder Guide: Purchasing Shares--Sales Charges.")

/2/ Any defined contribution plan qualified under Section 401(a) of the Internal
    Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% applies on certain redemptions within 12 months following such purchases. (See "The American Funds Shareholder Guide: Redeeming Shares--Contingent Deferred Sales Charge.")

/3/ These expenses may not exceed 0.30% of the fund's average net assets annually. (See "Fund Organization and Management--Plan of Distribution.") Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

/4/ Use of this assumed 5% return is required by the Securities and Exchange
    Commission; it is not an illustration of past or future investment results. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

================================================================================


          FINANCIAL    The following information has been audited by Deloitte
         HIGHLIGHTS    & Touche LLP, independent accountants, whose
       (For a share    unqualified report covering each of the most recent
        outstanding    five years is included in the statement of additional
     throughout the    information. This information should be read in
       fiscal year)    conjunction with the financial statements and
                       accompanying notes which are included in the statement of additional information.

                                                  YEAR ENDED AUGUST 31
                            ----------------------------------------------------------------
                             1995    1994     1993    1992    1991    1990    1989   1988/1/
                            ------  ------   ------  ------  ------  ------  ------  -------
  Net Asset Value, Begin-
   ning of Year...........  $13.38  $14.64   $14.28  $13.69  $13.37  $13.78  $13.81  $14.29
                            ------  ------   ------  ------  ------  ------  ------  ------
   INCOME FROM INVESTMENT
    OPERATIONS
   Net Investment Income..     .93     .95     1.00    1.09    1.21    1.20    1.25     .61
   Net realized and
    unrealized gain
    (loss) on invest-
    ments.................     .13   (1.20)     .37     .59     .30    (.35)   (.07)   (.48)
                            ------  ------   ------  ------  ------  ------  ------  ------
    Total from Investment
     Operations...........    1.06    (.25)    1.37    1.68    1.51     .85    1.18     .13
                            ------  ------   ------  ------  ------  ------  ------  ------
   LESS DISTRIBUTIONS:
   Dividends from net in-
    vestment income.......    (.92)   (.94)   (1.01)  (1.09)  (1.19)  (1.26)  (1.21)   (.61)
   Distributions from
    capital gains.........     --     (.07)     --      --      --      --      --      --
                            ------  ------   ------  ------  ------  ------  ------  ------
    Total Distributions...    (.92)  (1.01)   (1.01)  (1.09)  (1.19)  (1.26)  (1.21)   (.61)
                            ------  ------   ------  ------  ------  ------  ------  ------
  Net Asset Value, End of
   Year...................  $13.52  $13.38   $14.64  $14.28  $13.69  $13.37  $13.78  $13.81
                            ======  ======   ======  ======  ======  ======  ======  ======
  Total Return/2/.........    8.33%  (1.80)%   9.95%  12.79%  11.73%   6.43%   8.99%    .93%
  RATIOS/SUPPLEMENTAL
   DATA:
   Net assets, End of Year
    (in millions).........  $1,501  $1,626   $1,686  $1,215  $  407  $  162  $  100  $   67
   Ratio of Expenses to
    Average Net Assets....     .78%    .83%     .82%    .90%   1.00%   1.00%    .88%    .41%/3/
   Ratio of Net Income to
    Average Net Assets....    6.96%   6.79%    7.00%   7.66%   8.67%   8.75%   9.12%   4.79%/3/
   Portfolio Turnover
    Rate..................   71.91%  52.94%   42.59%  45.01%  83.00%  86.10%  76.10%  22.40%/3/

 --------
 /1/ Period from 2/9/88-8/31/88.
 /2/ This was calculated without deducting a sales charge. The maximum sales charge is 4.75% of the fund's offering price.
 /3/ These ratios are based on operations for the period shown and, accordingly, are not representative of a full year's operations.

         INVESTMENT    The fund's investment objective is to seek current
          OBJECTIVE    income consistent with its stated maturity and quality
       AND POLICIES    standards and preservation of capital. The fund will
                       attempt to achieve this objective primarily through
 The fund's goal is    investing in bonds with effective maturities of 3 to 10
     to provide you    years and will not purchase any bonds with an effective
       with current    maturity greater than 10 years. See "Maturity" below.
         income and    The fund will purchase only high-quality bonds (those
    preservation of    that are rated with the two highest categories by
           capital.    either Moody's Investors Service, Inc. (Aaa, Aa) or
                       Standard & Poor's Corporation (AAA, AA) or if not rated by either of these rating agencies, determined to be of comparable quality by Capital Research and Management
                       Company, the fund's investment adviser). See the Appendix to the statement of additional information for a further description of these ratings.

================================================================================


                      The fund's investments may include U.S. Government bonds or notes, Government National Mortgage Association certificates and other mortgage-related securities of governmental or private issuers, other asset-backed securities (as described below), and other marketable debt securities issued by corporations or other entities. The fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are dollar denominated and highly liquid and meet the maturity and quality standards set forth above. The fund also may maintain assets in cash or cash equivalents. (See the statement of additional information for a description of cash equivalents.) Except when the fund is in a temporary defensive investment position, at least 65% of the fund's total assets will be invested in bonds.

                      The fund's investment restrictions (which are described in the statement of additional information) and objective cannot be changed without shareholder approval. All other investment practices may be changed by the fund's board

                      ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.



            CERTAIN   RISKS The market value of fixed-income securities is
     SECURITIES AND   generally affected by changes in the level of interest
         INVESTMENT   rates. An increase in interest rates will tend to reduce
         TECHNIQUES   their market value, and a decline in interest rates will
                      tend to increase their value. The magnitude of these
 Investing in bonds   changes generally will be greater the longer the
   involves certain   remaining maturity of the security. While the fund's
             risks.   maturity limitations are intended to reduce the extent
                      to which the value of its shares will fluctuate, such fluctuations cannot be eliminated and the fund's share price typically will decline when interest rates rise.


                      U.S. GOVERNMENT SECURITIES Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as securities issued by the Government National Mortgage Association, commonly known as "GNMA certificates" (described below), and Federal Housing Administration debentures).

                      Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

================================================================================

                       MORTGAGE-RELATED SECURITIES The fund may invest in GNMA certificates which are securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have stated maturities of up to 30 years, the actual average life or effective maturity of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.

                       The fund also may invest in securities representing in-terests in pools of conventional mortgage loans issued by the Federal National Mortgage Association (FNMA) or by the Federal Home Loan Mortgage Corporation (FHLMC).

                       The fund also may invest in collateralized mortgage obligations (CMOs) and mortgage-backed bonds which may be issued by various governmental entities or private institutions. A CMO is made up of a series of bonds of varying maturities that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds. Mortgage-backed bonds are general obligations fully collateralized directly or indirectly by a pool of mortgages, but on which payments are not passed through directly.

                       OTHER ASSET-BACKED SECURITIES If consistent with its investment objective and policies, the fund may invest in other asset-backed securities (unrelated to mortgage loans) such as securities whose assets consist of a pool of motor vehicle retail installment sales contracts or a pool of credit card loan receivables. See the statement of additional information for a more complete description of these securities.

                       REPURCHASE AGREEMENTS The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

================================================================================

                       WHEN-ISSUED SECURITIES, FIRM COMMITMENT AGREEMENTS, RE-VERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS The fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transac-tion but the settlement is delayed). The fund as pur-chaser assumes the risk of any decline in value of the security beginning on the date of the agreement or pur-chase. As the fund's aggregate commitments under these transactions increase the opportunity for leverage sim-ilarly may increase. The fund also may enter into re-verse repurchase agreements, which are the sale of a security by the fund and its agreement to repurchase the security at a specified time and price at a later date, and "roll" transactions, which are the sale of GNMA certificates or other securities together with a commitment (for which the fund typically receives a fee) to purchase similar, but not identical, securities at a later date.

                       MATURITY The fund will not purchase any bonds with effective maturities of greater than 10 years and, except when the fund is in a temporary defensive position, its dollar-weighted average effective portfolio maturity will range between 3 and 10 years. Within these limits, the maturity composition of the fund's portfolio will be adjusted in response to market conditions and expectations.

                       MULTIPLE PORTFOLIO COUNSELOR SYSTEM The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Each counselor decides how their segment will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed on the next page.

================================================================================

-----------------------------------------------------------------------------------------------
                                                            YEARS OF EXPERIENCE AS
                                                           INVESTMENT PROFESSIONAL
                                       YEARS OF EXPERIENCE AS   (APPROXIMATE)
ORTFOLIO COUNSELORSP                   PORTFOLIO COUNSELOR FOR
        FOR           PRIMARY TITLE(S)    INTERMEDIATE BOND     WITH CAPITAL
 INTERMEDIATE BOND                         FUND OF AMERICA      RESEARCH AND
  FUND OF AMERICA                           (APPROXIMATE)        MANAGEMENT
                                                                 COMPANY OR     TOTAL
                                                               ITS AFFILIATES   YEARS
-----------------------------------------------------------------------------------------------
 Abner D. Goldstine  President and Trustee of  Since the fund began   28 years      43 years
                     the fund. Senior Vice     operations
                     President and Director,
                     Capital Research and
                     Management Company
-----------------------------------------------------------------------------------------------
 John H. Smet        Vice President of the     4 years                12 years      13 years
                     fund. Vice
                     President, Capital Re-
                     search and
                     Management Company
-----------------------------------------------------------------------------------------------
 Mark H. Dalzell     Vice President--          2 years                 7 years      18 years
                     Investment Management
                     Group, Capital Research
                     and Management Company
-----------------------------------------------------------------------------------------------
 John W. Ressner     Portfolio Counselor--     4 years                 7 years       7 years
                     Fixed Income, Capital Re-
                     search and Management
                     Company
-----------------------------------------------------------------------------------------------
 Richard T. Schotte  Senior Vice President,    2 years                18 years      28 years
                     Capital
                     Research and Management
                     Company
-----------------------------------------------------------------------------------------------
  The fund began operations on February 19, 1988.
-----------------------------------------------------------------------------------------------

         INVESTMENT    The fund may from time to time compare its investment
            RESULTS    results to various indices or other mutual funds in re-
                       ports to shareholders, sales literature and advertise-
       The fund has    ments. The results may be calculated on a total return,
   averaged a total    yield and/or distribution rate basis for various peri-
  return of 6.86% a    ods, with or without sales charges. Results calculated
 year (assuming the    without a sales charge will be higher. Total returns
      maximum sales    assume the reinvestment of all dividends and capital
   charge was paid)    gain distributions.
  over its lifetime
 (February 19, 1988    The fund's yield and the average annual total returns
  through September    are calculated in accordance with Securities and
         30, 1995).    Exchange Commission requirements which provide that the
                       maximum sales charge be reflected. The fund's distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month. For the 30-day period ended
                       September 30, 1995, the fund's SEC yield was 5.45% and the distribution rate was 6.33% at maximum offering price. The SEC yield reflects income earned by the fund, while the distribution rate reflects dividends paid by the fund. Among the elements used to calculate the SEC yield are the dividend and interest income earned and expenses paid by the fund, whereas the income paid to shareholders is used to calculate the distribution rate. The fund's total return over the past 12 months and average annual total returns over the past five-year and lifetime periods, as of September 30, 1995, were 4.88%, 7.03% and 6.86%, respectively. Of course, past results are not a guarantee of future results. Further information regarding the fund's investment results is contained in the fund's annual report which may be obtained without charge by writing to the Secretary of the fund at the address indicated on the cover of this prospectus.

================================================================================

         DIVIDENDS,    DIVIDENDS AND DISTRIBUTIONS The fund declares dividends
      DISTRIBUTIONS    from its net investment income daily and distributes
          AND TAXES    the accrued dividends to shareholders each month.
                       Dividends begin accruing one day after payment for
             Income    shares is received by the fund or American Funds
  distributions are    Service Company. All capital gains, if any, are
   made each month.    distributed annually, usually in December. When a
                       capital gain is declared, the net asset value per share is reduced by the amount of the payment.

                       FEDERAL TAXES The fund intends to operate as a "regulated investment company" under the Internal Revenue Code. For any fiscal year in which the fund so qualifies and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

                       All dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state or local taxes.

                       IF YOU HAVE NOT FURNISHED A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND HAVE NOT CERTIFIED THAT WITHHOLDING DOES NOT APPLY, OR IF THE INTERNAL REVENUE SERVICE HAS NOTIFIED THE FUND THAT THE TAXPAYER IDENTIFICATION NUMBER LISTED ON YOUR ACCOUNT IS INCORRECT ACCORDING TO THEIR RECORDS OR THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, FEDERAL LAW GENERALLY REQUIRES THE FUND TO WITHHOLD 31% FROM ANY DIVIDENDS AND/OR REDEMPTIONS (INCLUDING EXCHANGE REDEMPTIONS). Amounts withheld are applied to your federal tax liability; a refund may be obtained from the Service if withholding results in overpayment of taxes. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

                       This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

================================================================================

               FUND    FUND ORGANIZATION AND VOTING RIGHTS The fund, an open-
       ORGANIZATION    end, diversified management investment company, was
                AND    organized as a Massachusetts business trust in 1987.
         MANAGEMENT    The fund's board supervises fund operations and
                       performs duties required by applicable state and
      The fund is a    federal law. Members of the board who are not employed
      member of The    by Capital Research and Management Company or its
     American Funds    affiliates are paid certain fees for services rendered
    Group, which is    to the fund as described in the statement of additional
  managed by one of    information. They may elect to defer all or a portion
    the largest and    of these fees through a deferred compensation plan in
   most experienced    effect for the fund. Shareholders have one vote per
         investment    share owned and, at the request of the holders of at
          advisers.    least 10% of the shares, the fund will hold a meeting
                       at which any member of the board could be removed by majority vote. There will not usually be a shareholder meeting in any year except, for example, when the election of the board is required to be acted upon by shareholders under the Investment Company Act of 1940.


                       THE INVESTMENT ADVISER Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92621. (See "The American Funds Shareholder Guide: Purchasing Shares--Investment Minimums and Fund Numbers" for a listing of funds in The American Funds Group.) Capital Research and Management Company manages the investment portfolio and business affairs of the fund and receives a fee at the annual rate of 0.30% of the first $60 million of the fund's net assets, plus 0.21% on net assets in excess of $60 million but not exceeding $1 billion, plus 0.18% on net assets in excess of $1 billion but not exceeding $3 billion, plus 0.16% on net assets in excess of $3 billion, plus 3% of the first $40 million of annual gross income, plus 2.5% of annual gross investment income in excess of $40 million but not exceeding $100 million, plus 2% of annual gross investment income in excess of $100 million. Assuming net assets of $1.5 billion and gross investment income levels of 5%, 6%, 7%, 8% and 9% management fees would be .33%, .35%, .38%, .40%, and .42%, respectively.

                       Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. (formerly "The Capital Group, Inc."), which is located at 333 South Hope Street, Los Angeles, CA 90071. The research activities of Capital Research and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.

================================================================================

                       Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the statement of additional information.)

                       PORTFOLIO TRANSACTIONS Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

                       Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or of other funds served by Capital Research and Management Company.

                       PRINCIPAL UNDERWRITER American Funds Distributors, Inc., a wholly owned subsidiary of Capital Research and Management Company, is the principal underwriter of the fund's shares. American Funds Distributors is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92621, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Telephone conversations with American Funds Distributors may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                       PLAN OF DISTRIBUTION The fund has a plan of distribution or "12b-1 Plan" under which it may finance activities primary intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by the fund under the plan may not exceed 0.30% of its average net assets annually (0.25% of which may be for service fees). See "Purchasing Shares--Sales Charges" below.

================================================================================

                       TRANSFER AGENT American Funds Service Company, a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent and performs shareholder service functions. It was paid a fee of $1,058,000 for the fiscal year ended August 31, 1995. Telephone conversations with American Funds Service Company may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                          AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     SERVICE      ADDRESS                AREAS SERVED
                      AREA
                    ------------------------------------------------------------
                    WEST      P.O. Box 2205                AK, AZ, CA, HI, ID,
                              Brea, CA 92622-2205          MT, NV, OR, UT, WA
                              Fax: 714/671-7080            and outside the U.S.
                    ------------------------------------------------------------
                    CENTRAL-  P.O. Box 659522              AR, CO, IA, KS, LA,
                    WEST      San Antonio, TX 78265-9522   MN, MO, ND, NE, NM,
                              Fax: 210/530-4050            OK, SD, TX, and WY
                    ------------------------------------------------------------
                    CENTRAL-  P.O. Box 6007                AL, IL, IN, KY, MI,
                    EAST      Indianapolis, IN 46206-6007  MS, OH, TNand WI
                              Fax: 317/735-6620
                    ------------------------------------------------------------
                    EAST      P.O. Box 2280                CT, DE, FL, GA, MA,
                              Norfolk, VA 23501-2280       MD, ME, NC, NH, NJ,
                              Fax: 804/670-4773            NY, PA, RI, SC, VA,
                                                           VT, WV and
                                                           Washington, D.C.
                    ------------------------------------------------------------
                     ALL SHAREHOLDERS MAY CALL AMERICAN FUNDS SERVICE
                     COMPANY AT 800/421-0180 FOR SERVICE.
                    ------------------------------------------------------------

                                [MAP OF THE UNITED STATES OF AMERICA]

                    ------------------------------------------------------------
                    West (light grey); Central-West (white); Central-East
                    (dark grey), East (green)

                     THE AMERICAN FUNDS SHAREHOLDER GUIDE

                      ---------------------------------------------------------
  PURCHASING SHARES    METHOD     INITIAL INVESTMENT   ADDITIONAL INVESTMENTS
                      ---------------------------------------------------------
                                  See "Investment      $50 minimum (except
    Your investment               Minimums and Fund    where a lower
    dealer can help               Numbers" for         minimum is noted
 you establish your               initial              under "Investment
  account--and help               investment           Minimums and Fund
      you add to it               minimums.            Numbers").
 whenever you like.   ---------------------------------------------------------
                       By         Visit any            Mail directly to
                       contacting investment dealer    your investment
                       your       who is registered    dealer's address
                       investment in the state         printed on your
                       dealer     where the            account statement.
                                  purchase is made
                                  and who has a
                                  sales agreement
                                  with American
                                  Funds
                                  Distributors.
                      ---------------------------------------------------------
                       By mail    Make your check      Fill out the account
                                  payable to the       additions form at the
                                  fund and mail to     bottom of a recent
                                  the address          account statement,
                                  indicated on the     make your check
                                  account              payable to the fund,
                                  application.         write your account
                                  Please indicate      number on your check,
                                  an investment        and mail the check
                                  dealer on the        and form in the
                                  account              envelope provided
                                  application.         with your account
                                                      statement.
                      ---------------------------------------------------------
                       By wire    Call 800/421-0180    Your bank should wire
                                  to obtain your       your additional
                                  account              investments in the
                                  number(s), if        same manner as
                                  necessary. Please    described under
                                  indicate an          "Initial Investment."
                                  investment dealer
                                  on the account.
                                  Instruct your
                                  bank to wire
                                  funds to:
                                  Wells Fargo Bank
                                  155 Fifth Street
                                  Sixth Floor
                                  San Francisco,
                                  CA 94106
                                  (ABA #121000248)

                                  For credit to the
                                  account of:
                                  American Funds
                                  Service Company
                                  a/c #4600-076178
                                  (fund name)
                                  (your fund acct.
                                  no.)
                      ---------------------------------------------------------
                       THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE
                       THE RIGHT TO REJECT ANY PURCHASE ORDER.
                      ---------------------------------------------------------

                      SHARE PRICE Shares are purchased at the next offering price after the order is received by the fund or American Funds Service Company. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. This price is the net asset value plus a sales charge, if applicable. Dealers are responsible for promptly transmitting orders. (See the statement of additional information under "Purchase of Shares--Price of Shares.")

                      The net asset value per share is determined as of the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the fund's total assets, less all liabilities, is divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the funds' current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

                      SHARE CERTIFICATES Shares are credited to your account and certificates are not issued unless specifically requested. This eliminates the costly problem of lost or destroyed certificates.

================================================================================

                       If you would like certificates issued, please request them by writing to American Funds Service Company. There is usually no charge for issuing certificates in reasonable denominations. CERTIFICATES ARE NOT AVAIL-ABLE FOR THE MONEY MARKET FUNDS.

                       INVESTMENT MINIMUMS AND FUND NUMBERS Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):


                                                        MINIMUM
                                                        INITIAL    FUND
FUND                                                   INVESTMENT NUMBER
----                                                   ---------- ------
STOCK AND STOCK/BOND FUNDS AMCAP Fund(R).........        $1,000     02
American Balanced Fund(R)........................           500     11
American Mutual Fund(R)..........................           250     03
Capital Income Builder(R)........................         1,000     12
Capital World Growth and Income Fund(SM).........         1,000     33
EuroPacific Growth Fund(R).......................           250     16
Fundamental Investors(SM)........................           250     10
The Growth Fund of America(R)....................         1,000     05
The Income Fund of America(R)....................         1,000     06
The Investment Company of America(R).............           250     04
The New Economy Fund(R)..........................         1,000     14
New Perspective Fund(R)..........................           250     07
SMALLCAP World Fund(SM)..........................         1,000     35
Washington Mutual Investors Fund(SM).............           250     01

                                                          MINIMUM
                                                          INITIAL    FUND
FUND                                                     INVESTMENT NUMBER
----                                                     ---------- ------
BOND FUNDS
American High-Income Municipal Bond Fund(SM).......        $1,000     40
American High-Income Trust(R)......................         1,000     21
The Bond Fund of America(SM).......................         1,000     08
Capital World Bond Fund(R).........................         1,000     31
Intermediate Bond Fund of America(R)...............         1,000     23
Limited Term Tax-Exempt Bond Fund of America(SM)...         1,000     43
The Tax-Exempt Bond Fund of America(SM)............         1,000     19
The Tax-Exempt Fund of California(R)*..............         1,000     20
The Tax-Exempt Fund of Maryland(R)*................         1,000     24
The Tax-Exempt Fund of Virginia(R)*................         1,000     25
U.S. Government Securities Fund(SM)................         1,000     22

MONEY MARKET FUNDS
The Cash Management Trust of America(R)............         2,500     09
The Tax-Exempt Money Fund of America(SM)...........         2,500     39
The U.S. Treasury Money Fund of America(SM)........         2,500     49

 --------
*Available only in certain states.


                       For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs). Mini-mums are reduced to $50 for purchases through "Auto-matic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional in-vestments (except as noted above).

                       SALES CHARGES The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

================================================================================

              -----------------------------------------------------------------------
                                                                          DEALER
                                                     SALES CHARGE AS    CONCESSION
                                                   PERCENTAGE OF THE:  AS PERCENTAGE
                                                   ------------------     OF THE
               AMOUNT OF PURCHASE                  NET AMOUNT OFFERING   OFFERING
               AT THE OFFERING PRICE                INVESTED   PRICE       PRICE
               ---------------------               ---------- -------- -------------
               STOCK AND STOCK/BOND FUNDS
               Less than $50,000.................    6.10%     5.75%       5.00%
               $50,000 but less than $100,000....    4.71      4.50        3.75
               BOND FUNDS
               Less than $25,000.................    4.99      4.75        4.00
               $25,000 but less than $50,000.....    4.71      4.50        3.75
               $50,000 but less than $100,000....    4.17      4.00        3.25
               STOCK, STOCK/BOND, AND BOND FUNDS
               $100,000 but less than $250,000...    3.63      3.50        2.75
               $250,000 but less than $500,000...    2.56      2.50        2.00
               $500,000 but less than $1,000,000.    2.04      2.00        1.60
               $1,000,000 or more................    none      none     (see below)
               ---------------------------------------------------------------------


                       Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 mil-lion or more, for purchases by any employer-sponsored 403(b) plan or defined contribution plan qualified un-der Section 401(a) of the Internal Revenue Code includ-ing a "401(k)" plan with 200 or more eligible employees (paid pursuant to the fund's plan of distribution), and for purchases made at net asset value by certain re-tirement plans of organizations with collective retire-ment plan assets of $100 million or more as set forth in the statement of additional information (paid by American Funds Distributors).

                       American Funds Distributors, at its expense (from a designated percentage of its income), will, during cal-endar year 1996, provide additional promotional incen-tives to dealers. Currently these incentives are lim-ited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These incentive payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these promotional incen-tives.

                       Any employer-sponsored 403(b) plan or defined contribu-tion plan qualified under Section 401(a) of the Inter-nal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser invest-ing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may pur-chase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain re-demptions within one year of the purchase. (See "Re-deeming Shares--Contingent Deferred Sales Charge.")

                       Qualified dealers currently are paid a continuing serv-ice fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to

================================================================================

                       compensate them for providing certain services. (See "Fund Organization and Management--Plan of Distribu-tion.") These services include processing purchase and redemption transactions, establishing shareholder ac-counts and providing certain information and assistance with respect to the fund.

                       NET ASSET VALUE PURCHASES The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washing-ton Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
                       (2) current registered representatives, retired regis-tered representatives with respect to accounts estab-lished while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealer; (3) companies exchang-ing securities with the fund through a merger, acquisi-tion or exchange offer; (4) trustees or other fiducia-ries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 mil-lion or more; (5) insurance company separate accounts;
                       (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Compa-nies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

           REDUCING    AGGREGATION Sales charge discounts are available for
         YOUR SALES    certain aggregated investments. Qualifying investments
             CHARGE    include those by you, your spouse and your children
                       under the age of 21, if all parties are purchasing
       You and your    shares for their own account(s), which may include
   immediate family    purchases through employee benefit plan(s) such as an
        may combine    IRA, individual-type 403(b) plan or single-participant
     investments to    Keogh-type plan or by a business solely controlled by
 reduce your costs.    these individuals (for example, the individuals own the
                       entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment
                       Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

================================================================================

                       CONCURRENT PURCHASES To qualify for a reduced sales charge, you may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. (Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.) For example, if you concurrently invest $25,000 in one fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase.

                       RIGHT OF ACCUMULATION The sales charge for your invest-ment may also be reduced by taking into account the current value of your existing holdings in The American Funds Group. Direct purchases of the money market funds are excluded. (See account application.)

                       STATEMENT OF INTENTION You may reduce sales charges on all investments by meeting the terms of a statement of intention, a non-binding commitment to invest a certain amount in fund shares subject to a commission within a 13-month period. Five percent of the statement amount will be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for a sales charge reduction. (See account application and the statement of additional information under "Purchase of Shares--Statement of Intention.")

                       YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW IF YOU QUALIFY FOR A REDUCTION IN YOUR SALES CHARGE USING ONE OR ANY COMBINATION OF THE METHODS DESCRIBED ABOVE.

        SHAREHOLDER    AUTOMATIC INVESTMENT PLAN You may make regular monthly
           SERVICES    or quarterly investments through automatic charges to
                       your bank account. Once a plan is established, your ac-
    The fund offers    count will normally be charged by the 10th day of the
     you a valuable    month during which an investment is made (or by the
  array of services    15th day of the month in the case of any retirement
        designed to    plan for which Capital Guardian Trust Company--another
       increase the    affiliate of The Capital Group Companies, Inc.--acts as
    convenience and    trustee or custodian).
     flexibility of
  your investment--    AUTOMATIC REINVESTMENT Dividends and capital gain dis-
   services you can    tributions are reinvested in additional shares at no
  use to alter your    sales charge unless you indicate otherwise on the
 investment program    account application. You also may elect to have divi-
  as your needs and    dends and/or capital gain distributions paid in cash by
      circumstances    informing the fund, American Funds Service Company or
            change.    your investment dealer.

                       CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gain distributions paid by one fund into another fund in The American Funds Group, subject to conditions outlined in the statement of ad-ditional information. Generally, to use this service the value of your account in the paying fund must equal at least $5,000.

                       EXCHANGE PRIVILEGE You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales

================================================================================

                       charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain dis-tributions.

                       You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) (see "Shareholder Services--American FundsLine(R)" be-low), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" above for the appropriate fax numbers) or telegraphing American Funds Service Compa-ny. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simul-taneously at the share prices next determined after the exchange order is received. (See "Purchasing Shares-- Share Price.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

                       AUTOMATIC EXCHANGES You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or pre-ceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the re-ceiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

                       AUTOMATIC WITHDRAWALS You may make automatic withdrawals of $50 or more as follows: five or more times per year if you have an account of $10,000 or more, or four or fewer times per year if you have an account of $5,000 or more. Withdrawals are made on or about the 15th day of each month you designate, and checks will be sent within seven days. (See "Other Important Things to Remember.") Additional investments in a withdrawal account must not be less than one year's scheduled withdrawals or $1,200, whichever is greater. However, additional investments in a withdrawal account may be inadvisable due to sales charges and tax liabilities.

                       THESE SERVICES ARE AVAILABLE ONLY IN STATES WHERE THE FUND TO BE PURCHASED MAY BE LEGALLY OFFERED AND MAY BE TERMINATED OR MODIFIED AT ANY TIME UPON 60 DAYS' WRITTEN NOTICE.

                       ACCOUNT STATEMENTS Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company.

================================================================================

                       AMERICAN FUNDSLINE(R) You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine(R) are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchasing Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

                       ---------------------------------------------------------
          REDEEMING     By writing to  Send a letter of instruction
             SHARES     American       specifying the name of the fund, the
                        Funds Service  number of shares or dollar amount to
 You may take money     Company (at    be sold, your name and account
        out of your     the            number. You should also enclose any
   account whenever     appropriate    share certificates you wish to
        you please.     address        redeem. For redemptions over $50,000
                        indicated      and for certain redemptions of
                        under "Fund    $50,000 or less (see below), your
                        Organization   signature must be guaranteed by a
                        and            bank, savings association, credit
                        Management--   union, or member firm of a domestic
                        Transfer       stock exchange or the National
                        Agent")        Association of Securities Dealers,
                                       Inc., that is an eligible guarantor
                                       institution. You should verify with
                                       the institution that it is an
                                       eligible guarantor prior to signing.
                                       Additional documentation may be
                                       required for redemption of shares
                                       held in corporate, partnership or
                                       fiduciary accounts. Notarization by a
                                       Notary Public is not an acceptable
                                       signature guarantee.
                       ---------------------------------------------------------
                        By contacting  If you redeem shares through your
                        your           investment dealer, you may be charged
                        investment     for this service. SHARES HELD FOR YOU
                        dealer         IN YOUR INVESTMENT DEALER'S STREET
                                       NAME MUST BE REDEEMED THROUGH THE
                                       DEALER.

                       ---------------------------------------------------------
                        You may have   You may use this option, provided the
                        a redemption   account is registered in the name of
                        check sent to  an individual(s), a UGMA/UTMA
                        you by using   custodian, or a non-retirement plan
                        American       trust. These redemptions may not
                        FundsLine(R)   exceed $10,000 per day, per fund
                        or by          account and the check must be made
                        telephoning,   payable to the shareholder(s) of
                        faxing, or     record and be sent to the address of
                        telegraphing   record provided the address has been
                        American       used with the account for at least 10
                        Funds Service  days. See "Transfer Agent" and
                        Company        "Exchange Privilege" above for the
                        (subject to    appropriate telephone or fax number.
                        the
                        conditions
                        noted in this
                        section and
                        in "Telephone
                        Redemptions
                        and
                        Exchanges"
                        below)

                       ---------------------------------------------------------
                        In the case    Upon request (use the account
                        of the money   application for the money market
                        market funds,  funds) you may establish telephone
                        you may have   redemption privileges (which will
                        redemptions    enable you to have a redemption sent
                        wired to your  to your bank account) and/or check
                        bank by        writing privileges. If you request
                        telephoning    check writing privileges, you will be
                        American       provided with checks that you may use
                        Funds Service  to draw against your account. These
                        Company        checks may be made payable to anyone
                        ($1,000 or     you designate and must be signed by
                        more) or by    the authorized number of registered
                        writing a      shareholders exactly as indicated on
                        check ($250    your checking account signature card.
                        or more)
                       ---------------------------------------------------------

                       A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

================================================================================

                       THE PRICE YOU RECEIVE FOR THE SHARES YOU REDEEM IS THE NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER AND ALL REQUIRED DOCUMENTATION ARE RECEIVED BY THE FUND OR AMERICAN FUNDS SERVICE COMPANY. (SEE "PURCHASING SHARES--SHARE PRICE.")

                       TELEPHONE REDEMPTIONS AND EXCHANGES By using the telephone (including American FundsLine(R)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                       CONTINGENT DEFERRED SALES CHARGE A contingent deferred sales charge of 1% applies to certain redemptions within the first year on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant- directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                       REINSTATEMENT PRIVILEGE You may reinvest proceeds from a redemption or a dividend or capital gain distribution without sales charge (any contingent deferred sales charge paid will be credited to your

================================================================================

                       account) in any fund in The American Funds Group. Send a written request and a check to American Funds Service Company within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days. If you redeem your shares within 90 days after purchase and the sales charge on the purchase of other shares is waived under the reinstatement privilege, the sales charge you previously paid for the shares may not be taken into account when you calculate your gain or loss on that redemption.

                       OTHER IMPORTANT THINGS TO REMEMBER The net asset value for redemptions is determined as indicated under "Purchasing Shares--Share Price." Because each stock, stock/bond and bond fund's net asset value fluctuates, reflecting the market value of the fund's portfolio, the amount a shareholder receives for shares redeemed may be more or less than the amount paid for them.

                       Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of
                       1940), redemption proceeds will be paid on or before the seventh day following receipt of a proper redemption request.

                       A fund may, with 60 days' written notice, close your account if, due to a redemption, the account has a value of less than the minimum required initial investment. (For example, a fund may close an account if a redemption is made shortly after a minimum initial investment is made.)

         RETIREMENT    You may invest in the funds through various retirement
              PLANS    plans including the following plans for which Capital
                       Guardian Trust Company acts as trustee or custodian:
                       IRAs, Simplified Employee Pension plans, 403(b) plans and Keogh- and corporate-type business retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact
                       American Funds Distributors or your investment dealer.
                       To determine which retirement plan is appropriate for you, please consult your tax adviser. TAX-EXEMPT FUNDS
                       SHOULD NOT SERVE AS INVESTMENTS FOR RETIREMENT PLANS.

                       FOR MORE INFORMATION, PLEASE REFER TO THE ACCOUNT APPLICATION OR THE STATEMENT OF ADDITIONAL INFORMATION. IF YOU HAVE ANY QUESTIONS ABOUT ANY OF THE SHAREHOLDER SERVICES DESCRIBED HEREIN OR YOUR ACCOUNT, PLEASE CONTACT YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY.

                       [RECYCLE LOGO]  This prospectus has been printed on
                                       recycled paper that meets the
                                       guidelines of the United States
                                       Environmental Protection Agency

Prospectus
for Eligible Retirement Plans



AN OPPORTUNITY FOR CURRENT
INCOME AND PRESERVATION OF CAPITAL PRIMARILY
THROUGH BONDS WITH EFFECTIVE MATURITIES
BETWEEN 3 AND 10 YEARS

[LOGO OF THE AMERICAN FUNDS GROUP(R)]

October 25, 1995




                       INTERMEDIATE BOND FUND OF AMERICA

                             333 South Hope Street
                         Los Angeles, California 90071




The fund's investment objective is to provide investors with current income consistent with its stated maturity and quality standards and preservation of capital. It seeks to achieve this objective primarily through investing in bonds with effective maturities of between 3 and 10 years.

This prospectus relates only to shares of the fund offered without a sales charge to eligible retirement plans. For a prospectus regarding shares of the fund to be acquired otherwise, contact the Secretary of the fund at the address indicated above.

This prospectus presents information you should know before investing in the fund. It should be retained for future reference.

You may obtain the statement of additional information dated October 25, 1995, which contains the fund's financial statements, without charge, by writing to the Secretary of the fund at the above address or telephoning 800/421-0180. These requests will be honored within three business days of receipt.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THE PURCHASE OF FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RP 23-010-1095

================================================================================

SUMMARY OF EXPENSES

Average annual
expenses paid over a
10-year period would
be approximately $10
per year, assuming a
$1,000 investment and
a 5% annual return.


TABLE OF CONTENTS

Summary of Expenses...............................    2
Financial Highlights..............................    3
Investment Objective and Policies.................    3
Certain Securities and Investment Techniques......    4
Investment Results................................    7
Dividends, Distributions and Taxes................    7
Fund Organization and Management..................    8
Purchasing Shares.................................   10
Shareholder Services..............................   11
Redeeming Shares..................................   11



This table is designed to help you understand the costs of investing in the fund. These are historical expenses; your actual expenses may vary.

SHAREHOLDER TRANSACTION EXPENSES
Certain retirement plans may purchase shares of the fund with no sales charge./1/ The fund has no sales charge on reinvested dividends, deferred sales charges, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)

Management fees.......................................................  0.41%
12b-1 expenses........................................................  0.27%/2/
Other expenses (including audit, legal, shareholder services, transfer agent and custodian expenses)........................................  0.10%
Total fund operating expenses.........................................  0.78%

EXAMPLE                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                       ------ ------- ------- --------
You would pay the following cumulative ex-
penses on a $1,000 investment, assuming a 5%
annual return./3/                              $8      $25     $43     $97

/1/ Retirement plans of organizations with $100 million or more in collective retirement plan assets may purchase shares of the fund with no sales charge. In addition, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other plan that invests at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% applies on certain redemptions within 12 months following such purchases. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

/2/ These expenses may not exceed 0.30% of the fund's average net assets annually. (See "Fund Organization and Management--Plan of Distribution.") Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.
/3/ Use of this assumed 5% return is required by the Securities and Exchange
    Commission; it is not an illustration of past or future investment results. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

================================================================================

          FINANCIAL    The following information has been audited by Deloitte
         HIGHLIGHTS    & Touche LLP, independent accountants, whose
       (For a share    unqualified report covering each of the most recent
        outstanding    five years is included in the statement of additional
     throughout the    information. This information should be read in
       fiscal year)    conjunction with the financial statements and
                       accompanying notes which are included in the statement of additional information.

                                                  YEAR ENDED AUGUST 31
                            ----------------------------------------------------------------
                             1995    1994     1993    1992    1991    1990    1989   1988/1/
                            ------  ------   ------  ------  ------  ------  ------  -------
  Net Asset Value, Begin-
   ning of Year...........  $13.38  $14.64   $14.28  $13.69  $13.37  $13.78  $13.81  $14.29
                            ------  ------   ------  ------  ------  ------  ------  ------
   INCOME FROM INVESTMENT
    OPERATIONS
   Net Investment Income..     .93     .95     1.00    1.09    1.21    1.20    1.25     .61
   Net realized and
    unrealized gain
    (loss) on invest-
    ments.................     .13   (1.20)     .37     .59     .30    (.35)   (.07)   (.48)
                            ------  ------   ------  ------  ------  ------  ------  ------
    Total from Investment
     Operations...........    1.06    (.25)    1.37    1.68    1.51     .85    1.18     .13
                            ------  ------   ------  ------  ------  ------  ------  ------
   LESS DISTRIBUTIONS:
   Dividends from net in-
    vestment income.......    (.92)   (.94)   (1.01)  (1.09)  (1.19)  (1.26)  (1.21)   (.61)
   Distributions from
    capital gains.........     --     (.07)     --      --      --      --      --      --
                            ------  ------   ------  ------  ------  ------  ------  ------
    Total Distributions...    (.92)  (1.01)   (1.01)  (1.09)  (1.19)  (1.26)  (1.21)   (.61)
                            ------  ------   ------  ------  ------  ------  ------  ------
  Net Asset Value, End of
   Year...................  $13.52  $13.38   $14.64  $14.28  $13.69  $13.37  $13.78  $13.81
                            ======  ======   ======  ======  ======  ======  ======  ======
  Total Return/2/.........    8.33%  (1.80)%   9.95%  12.79%  11.73%   6.43%   8.99%    .93%
  RATIOS/SUPPLEMENTAL
   DATA:
   Net Assets, End of Year
    (in millions).........  $1,501  $1,626   $1,686  $1,215  $  407  $  162  $  100  $   67
   Ratio of Expenses to
    Average Net Assets....     .78%    .83%     .82%    .90%   1.00%   1.00%    .88%    .41%/3/
   Ratio of Net Income to
    Average Net Assets....    6.96%   6.79%    7.00%   7.66%   8.67%   8.75%   9.12%   4.79%/3/
   Portfolio Turnover
    Rate..................   71.91%  52.94%   42.59%  45.01%  83.00%  86.10%  76.10%  22.40%/3/

 --------
 /1/ Period from 2/9/88-8/31/88.
 /2/ Calculated with no sales charge.
 /3/ These ratios are based on operations for the period shown and, accordingly, are not representative of a full year's operations.

         INVESTMENT    The fund's investment objective is to seek current
          OBJECTIVE    income consistent with its stated maturity and quality
       AND POLICIES    standards and preservation of capital. The fund will
                       attempt to achieve this objective primarily through
 The fund's goal is    investing in bonds with effective maturities of 3 to 10
     to provide you    years and will not purchase any bonds with an effective
  with high current    maturity greater than 10 years. See "Maturity" below.
         income and    The fund will purchase only high-quality bonds (those
    preservation of    that are rated with the two highest categories by
           capital.    either Moody's Investors Service, Inc. (Aaa, Aa) or
                       Standard & Poor's Corporation (AAA, AA) or if not rated by either of these rating agencies, determined to be of comparable quality by Capital Research and Management
                       Company, the fund's investment adviser). See the Appendix to the statement of additional information for a further description of these ratings.

                       The fund's investments may include U.S. Government bonds or notes, Government National Mortgage Association certificates and other mortgage-related securities of governmental or private issuers, other asset-backed securities (as described below), and other marketable debt securities issued by corporations or other entities. The fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are dollar denominated and highly liquid and meet the

================================================================================

                       maturity and quality standards set forth above. The fund also may maintain assets in cash or cash equivalents. (See the statement of additional information for a description of cash equivalents.) Except when the fund is in a temporary defensive investment position, at least 65% of the fund's total assets will be invested in bonds.

                       The fund's investment restrictions (which are described in the statement of additional information) and objective cannot be changed without shareholder approval. All other investment practices may be changed by the fund's board

                       ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

            CERTAIN    RISKS The market value of fixed-income securities is
     SECURITIES AND    generally affected by changes in the level of interest
         INVESTMENT    rates. An increase in interest rates will tend to
         TECHNIQUES    reduce their market value, and a decline in interest
                       rates will tend to increase their value. The magnitude
 Investing in bonds    of these changes generally will be greater the longer
   involves certain    the remaining maturity of the security. While the
             risks.    fund's maturity limitations are intended to reduce the
                       extent to which the value of its shares will fluctuate, such fluctuations cannot be eliminated and the fund's share price typically will decline when interest rates rise.

                       U.S. GOVERNMENT SECURITIES Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as securities issued by the Government National Mortgage Association, commonly known as "GNMA certificates" (described below), and Federal Housing Administration debentures).

                       Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

                       MORTGAGE-RELATED SECURITIES The fund may invest in GNMA certificates which are securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have stated maturities of up to 30 years, the actual average life or effective maturity of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.

================================================================================

                       The fund also may invest in securities representing in-terests in pools of conventional mortgage loans issued by the Federal National Mortgage Association (FNMA) or by the Federal Home Loan Mortgage Corporation (FHLMC).

                       The fund also may invest in collateralized mortgage obligations (CMOs) and mortgage-backed bonds which may be issued by various governmental entities or private institutions. A CMO is made up of a series of bonds of varying maturities that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds. Mortgage-backed bonds are general obligations fully collateralized directly or indirectly by a pool of mortgages, but on which payments are not passed through directly.

                       OTHER ASSET-BACKED SECURITIES If consistent with its investment objective and policies, the fund may invest in other asset-backed securities (unrelated to mortgage loans) such as securities whose assets consist of a pool of motor vehicle retail installment sales contracts or a pool of credit card loan receivables. See the statement of additional information for a more complete description of these securities.

                       REPURCHASE AGREEMENTS The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

                       WHEN-ISSUED SECURITIES, FIRM COMMITMENT AGREEMENTS, RE-VERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS The fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transac-tion but the settlement is delayed). The fund as pur-chaser assumes the risk of any decline in value of the security beginning on the date of the agreement or pur-chase. As the fund's aggregate commitments under these transactions increase the opportunity for leverage sim-ilarly may increase. The fund also may enter into re-verse repurchase agreements, which are the sale of a security by the fund and its agreement to repurchase the security at a specified time and price at a later date, and "roll" transactions, which are the sale of GNMA certificates or other

================================================================================

                       securities together with a commitment (for which the fund typically receives a fee) to purchase similar, but not identical, securities at a later date.

                       MATURITY The fund will not purchase any bonds with effective maturities of greater than 10 years and, except when the fund is in a temporary defensive position, its dollar-weighted average effective portfolio maturity will range between 3 and 10 years. Within these limits, the maturity composition of the fund's portfolio will be adjusted in response to market conditions and expectations.

                       MULTIPLE PORTFOLIO COUNSELOR SYSTEM The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Each counselor decides how their segment will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed below.

------------------------------------------------------------------------------------------------
                                                                      YEARS OF EXPERIENCE AS
                                                                      INVESTMENT PROFESSIONAL
                                                                        (APPROXIMATE)
ORTFOLIO COUNSELORSP                          YEARS OF EXPERIENCE AS
        FOR           PRIMARY TITLE(S)         PORTFOLIO COUNSELOR      WITH CAPITAL
 INTERMEDIATE BOND                                   FOR                RESEARCH AND
  FUND OF AMERICA                             INTERMEDIATE BOND FUND     MANAGEMENT
                                                  OF AMERICA             COMPANY OR     TOTAL
                                                (APPROXIMATE)          ITS AFFILIATES   YEARS
------------------------------------------------------------------------------------------------
 Abner D. Goldstine  President and Trustee of  Since the fund began      28 years      43 years
                     the fund.                 operations
                     Senior Vice President and
                     Director, Capital Re-
                     search and Management
                     Company
------------------------------------------------------------------------------------------------
 John H. Smet        Vice President of the     4 years                   12 years      13 years
                     fund. Vice
                     President, Capital Re-
                     search and
                     Management Company
------------------------------------------------------------------------------------------------
 Mark H. Dalzell     Vice President-Investment 2 years                    7 years      18 years
                     Management Group, Capital
                     Research and Management
                     Company
------------------------------------------------------------------------------------------------
 John W. Ressner     Portfolio Counselor-Fixed 4 years                    7 years       7 years
                     Income, Capital Research
                     and Management Company
------------------------------------------------------------------------------------------------
 Richard T. Schotte  Senior Vice President,    2 years                   18 years      28 years
                     Capital
                     Research and Management
                     Company
------------------------------------------------------------------------------------------------
  The fund began operations on February 19, 1988.
------------------------------------------------------------------------------------------------

================================================================================

         INVESTMENT    The fund may from time to time compare its investment
            RESULTS    results to various indices or other mutual funds in re-
                       ports to shareholders, sales literature and advertise-
       The fund has    ments. The results may be calculated on a total return,
   averaged a total    yield and/or distribution rate basis for various peri-
      return (at no    ods, with or without sales charges. Results calculated
   sales charge) of    without a sales charge will be higher. Total returns
  7.54% a year over    assume the reinvestment of all dividends and capital
       its lifetime    gain distributions.

 (February 19, 1988    The fund's yield for the average annual total returns
  through September    are calculated with no sales charge. The fund's
         30, 1995).    distribution rate is calculated by annualizing the
                       current month's dividend and dividing by the average price for the month. For the 30-day period ended
                       September 30, 1995, the fund's SEC yield was 5.73% and the distribution rate was 6.64% with no sales charge.
                       The SEC yield reflects income earned by the fund, while the distribution rate reflects dividends paid by the fund. Among the elements used to calculate the SEC yield are the dividend and the interest income earned and expenses paid by the fund, whereas the income paid to shareholders is used to calculate the distribution rate. The fund's total return over the past 12 months and average annual total returns over the past five-year and lifetime periods, as of September 30, 1995, were 10.13%, 8.08% and 7.54%, respectively. Of course, past results are not a guarantee of future results.
                       Further information regarding the fund's investment results is contained in the fund's annual report which may be obtained without charge by writing to the Secretary of the fund at the address indicated on the cover of this prospectus.

         DIVIDENDS,    DIVIDENDS AND DISTRIBUTIONS The fund declares dividends
      DISTRIBUTIONS    from its net investment income daily and distributes
          AND TAXES    the accrued dividends to shareholders each month.
                       Dividends begin accruing one day after payment for
             Income    shares is received by the fund or American Funds
  distributions are    Service Company. All capital gains, if any, are
   made each month.    distributed annually, usually in December. When a
                       capital gain is declared, the net asset value per share is reduced by the amount of the payment.

                       The terms of your plan will govern how your plan may receive distributions from the fund. Generally, periodic distributions from the fund to your plan are reinvested in additional fund shares, although your plan may permit fund distributions from net investment income to be received by you in cash while reinvesting capital gain distributions in additional shares or all fund distributions to be received in cash. Unless you select another option, all distributions will be reinvested in additional fund shares.

                       FEDERAL TAXES The fund intends to operate as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which the fund so qualifies and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax. The tax treatment of redemptions from a retirement plan may differ from redemptions from an ordinary shareholder account.

                       Please see the statement of additional information and your tax adviser for further information.

================================================================================

               FUND    FUND ORGANIZATION AND VOTING RIGHTS The fund, an open-
       ORGANIZATION    end, diversified management investment company, was
                AND    organized as a Massachusetts business trust in 1987.
         MANAGEMENT    The fund's board supervises fund operations and
                       performs duties required by applicable state and
      The fund is a    federal law. Members of the board who are not employed
      member of The    by Capital Research and Management Company or its
     American Funds    affiliates are paid certain fees for services rendered
    Group, which is    to the fund as described in the statement of additional
  managed by one of    information. They may elect to defer all or a portion
    the largest and    of these fees through a deferred compensation plan in
   most experienced    effect for the fund. Shareholders have one vote per
         investment    share owned and, at the request of the holders of at
          advisers.    least 10% of the shares, the fund will hold a meeting
                       at which any member of the board could be removed by majority vote. There will not usually be a shareholder meeting in any year except, for example, when the election of the board is required to be acted upon by shareholders under the Investment Company Act of 1940.


                       THE INVESTMENT ADVISER Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92621. Capital Research and Management Company manages the investment portfolio and business affairs of the fund and receives a fee at the annual rate of 0.30% of the first $60 million of the fund's net assets, plus 0.21% on net assets in excess of $60 million but not exceeding $1 billion, plus 0.18% on net assets in excess of $1 billion but not exceeding $3 billion, plus 0.16% on net assets in excess of $3 billion, plus 3% of the first $40 million of annual gross income, plus 2.5% of annual gross investment income in excess of $40 million but not exceeding $100 million, plus 2% of annual gross investment income in excess of $100 million. Assuming net assets of $1.5 billion and gross investment income levels of 5%, 6%, 7%, 8% and 9% management fees would be .33%, .35%, .38%, .40%, and .42%, respectively.

                       Capital Research and Management Company is a wholly owned subsidiary of The Capital Group, Companies, Inc. (formerly "The Capital Group, Inc."), which is located at 333 South Hope Street, Los Angeles, CA 90071. The research activities of Capital Research and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.

                       Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the statement of additional information.)

================================================================================

                       PORTFOLIO TRANSACTIONS Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

                       Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or of other funds served by Capital Research and Management Company.

                       PRINCIPAL UNDERWRITER American Funds Distributors, Inc., a wholly owned subsidiary of Capital Research and Management Company, is the principal underwriter of the fund's shares. American Funds Distributors is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92621, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Telephone conversations with American Funds Distributors may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                       PLAN OF DISTRIBUTION The fund has a plan of distribution or "12b-1 Plan" under which it may finance activities primary intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by the fund under the plan may not exceed 0.30% of its average net assets annually (0.25% of which may be for service fees).

                       TRANSFER AGENT American Funds Service Company, 800/421-0180, a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent and performs shareholder service functions. American Funds Service Company is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92621, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. It was paid a fee of $1,058,000 for the fiscal year ended August 31, 1995. Telephone conversations with American Funds Service Company may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

================================================================================

         PURCHASING    ALL ORDERS TO PURCHASE SHARES MUST BE MADE THROUGH YOUR
             SHARES    RETIREMENT PLAN. FOR MORE INFORMATION ABOUT HOW TO
                       PURCHASE SHARES OF THE FUND THROUGH YOUR PLAN OR
                       LIMITATIONS ON THE AMOUNT THAT MAY BE PURCHASED, PLEASE
                       CONSULT WITH YOUR EMPLOYER. Shares are sold to eligible retirement plans at the net asset value per share next determined after receipt of an order by the fund or American Funds Service Company. Orders must be received before the close of regular trading on the New York
                       Stock Exchange in order to receive that day's net asset value. Plans of organizations with collective retirement plan assets of $100 million or more may purchase shares at net asset value. In addition, any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal
                       Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other plan that invests at least $1 million in shares of the fund (or in combination with shares of other funds in The American
                       Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions within one year of such purchase.
                       (See "Redeeming Shares--Contingent Deferred Sales
                       Charge.") Plans may also qualify to purchase shares at net asset value by completing a statement of intention to purchase $1 million in fund shares subject to a commission over a maximum of 13 consecutive months.
                       Certain redemptions of such shares may also be subject to a contingent deferred sales charge as described above. (See the statement of additional information.)


                       The minimum initial investment is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group.

                       American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1996, provide additional promotional incentives to dealers. Currently, these incentives are limited to the top hundred dealers who have sold shares of the fund or other funds in The American Funds Group. Such incentive payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these promotional incentives.

                       Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets annually in order to promote selling efforts and to compensate them for providing certain services. (See "Fund Organization and Management--Plan of Distribution.") These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

================================================================================

                       Shares of the fund are offered to other shareholders pursuant to another prospectus at public offering prices that may include an initial sales charge.

                       SHARE PRICE Shares are offered to eligible retirement plans at the net asset value after the order is received by the fund or American Funds Service Company. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer must be indicated. Dealers are responsible for promptly transmitting orders. (See the statement of additional information under "Purchase of Shares--Price of Shares.")

                       The fund's net asset value per share is determined as of the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the fund's total assets, less all liabilities, is divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share.

        SHAREHOLDER    Subject to any restrictions contained in your plan, you
           SERVICES    can exchange your shares for shares of other funds in
                       The American Funds Group which are offered through the plan at net asset value. In addition, again depending on your plan, you may be able to exchange shares automatically or cross-reinvest dividends in shares of other funds. Contact your plan administrator/trustee regarding how to use these services. Also, see the fund's statement of additional information for a description of these and other services that may be available through your plan. These services are available only in states where the fund to be purchased may be legally offered and may be terminated or modified at any time upon 60 days' written notice.

          REDEEMING    Subject to any restrictions imposed by your plan, you
             SHARES    can sell your shares through the plan any day the New
                       York Stock Exchange is open. For more information about how to sell shares of the fund through your retirement plan, including any charges that may be imposed by the plan, please consult with your employer.

                       ---------------------------------------------------------
                        By             Your plan administrator/trustee must
                        contacting     send a letter of instruction
                        your plan      specifying the name of the fund, the
                        administrator/ number of shares or dollar amount to
                        trustee        be sold, and, if applicable, your
                                       name and account number. For your
                                       protection, if you redeem more than
                                       $50,000, the signatures of the
                                       registered owners (i.e., trustees or
                                       their legal representatives) must be
                                       guaranteed by a bank, savings
                                       association, credit union, or member
                                       firm of a domestic stock exchange or
                                       the National Association of
                                       Securities Dealers, Inc., that is an
                                       eligible guarantor institution. Your
                                       plan administrator/trustee should
                                       verify with the institution that it
                                       is an eligible guarantor prior to
                                       signing. Additional documentation may
                                       be required to redeem shares from
                                       certain accounts. Notarization by a
                                       Notary Public is not an acceptable
                                       signature guarantee.
                       ---------------------------------------------------------
                        By             Shares may also be redeemed through
                        contacting     an investment dealer; however, you or
                        an             your plan may be charged for this
                        investment     service. SHARES HELD FOR YOU IN AN
                        dealer         INVESTMENT DEALER'S STREET NAME MUST
                                       BE REDEEMED THROUGH THE DEALER.
                       ---------------------------------------------------------

================================================================================

                      The price you receive for the shares you redeem is the net asset value next determined after your order and all required documentation are received by the fund or American Funds Service Company. (See "Purchasing Shares--Share Price.")

                       CONTINGENT DEFERRED SALES CHARGE A contingent deferred sales charge of 1% applies to certain redemptions within the first year on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; and for redemptions in connection with loans made by qualified retirement plans.

                       OTHER IMPORTANT THINGS TO REMEMBER The net asset value for redemptions is determined as indicated under "Purchasing Shares--Share Price." Because the fund's net asset value fluctuates, reflecting the market value of the portfolio, the amount you receive for shares redeemed may be more or less than the amount paid for them.

                       Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of
                       1940), redemption proceeds will be paid on or before the seventh day following receipt of a proper redemption request.

                       [RECYCLE LOGO]  This prospectus has been printed on
                                       recycled paper that meets the
                                       guidelines of the United States
                                       Environmental Protection Agency

                       ---------------------------------------------------------
                       THIS PROSPECTUS RELATES ONLY TO SHARES OF THE FUND OFFERED WITHOUT A SALES CHARGE TO ELIGIBLE RETIREMENT PLANS. FOR A PROSPECTUS REGARDING SHARES OF THE FUND
                       TO BE ACQUIRED OTHERWISE, CONTACT THE SECRETARY OF
                       THE FUND AT THE ADDRESS INDICATED ON THE FRONT.
                       ---------------------------------------------------------

12


                        INTERMEDIATE BOND FUND OF AMERICA
                                     Part B

                        Statement of Additional Information
                                 OCTOBER 25, 1995

        THIS DOCUMENT IS NOT A PROSPECTUS BUT SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUS DATED OCTOBER 25, 1995 OF INTERMEDIATE BOND FUND OF AMERICA (THE "FUND"). THE PROSPECTUS MAY BE OBTAINED FROM YOUR INVESTMENT DEALER OR FINANCIAL PLANNER OR BY WRITING TO THE FUND AT THE FOLLOWING ADDRESS:


                       INTERMEDIATE BOND FUND OF AMERICA
                           ATTENTION:  SECRETARY
                           333 SOUTH HOPE STREET
                          LOS ANGELES, CA  90071
                               (213) 486-9200

       THE FUND HAS TWO FORMS OF PROSPECTUSES. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION INCLUDES BOTH OF THE FUND'S PROSPECTUSES. SHAREHOLDERS WHO PURCHASE SHARES AT NET ASSET VALUE THROUGH ELIGIBLE RETIREMENT PLANS SHOULD NOTE THAT NOT ALL OF THE SERVICES OR FEATURES DESCRIBED BELOW MAY BE AVAILABLE TO THEM, AND THEY SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

                               Table of Contents
    .

ITEM                                                           PAGE NO

INVESTMENT OBJECTIVE AND POLICIES                               1

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES             2

INVESTMENT RESTRICTIONS                                         6

FUND OFFICERS AND TRUSTEES                                      8

MANAGEMENT                                                     11

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                     13

PURCHASE OF SHARES                                             15

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                    17

EXECUTION OF PORTFOLIO TRANSACTIONS                            18

GENERAL INFORMATION                                            18

INVESTMENT RESULTS                                             20

APPENDIX                                                       23

FINANCIAL STATEMENTS                                           ATTACHED


                       INVESTMENT OBJECTIVE AND POLICIES

     The fund's investment objective is to seek current income consistent with its stated maturity and quality standards and preservation of capital. Consistent with this objective, over the long term, the fund seeks to provide shareholders an opportunity to earn more income than generally available in money market instruments, accounts or funds, with more stability than some other types of bond funds.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - Certificates issued by the Government National Mortgage Association ("GNMA") are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

     Principal is paid back monthly by the borrower over the term of the loan. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates typically appreciate or decline in market value during periods of declining or rising interest rates, respectively. Due to the regular repayment of principal and the prepayment feature, the effective maturities of mortgage pass-through securities are shorter than stated maturities, will vary based on market conditions and cannot be predicted in advance. The effective maturities of newly-issued GNMA certificates backed by relatively new loans at or near the prevailing interest rates are generally assumed to range between approximately 9 and 12 years.

        FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS - FNMA, a privately-owned corporate instrumentality of the U.S. Government, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government.

     FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government.

     As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

OTHER MORTGAGE-RELATED SECURITIES - The fund may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue these securities). These securities include mortgage pass-through certificates, collateralized mortgage obligations (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986) (CMOs) or mortgage-backed bonds. Each class of bonds in a CMO series may have a different effective maturity, bear a different coupon, and have a different priority in receiving payments. All principal payments, both regular principal payments as well as any prepayment of principal, are passed through to the holders of the various CMO classes dependent on the characteristics of each class. In some cases, all payments are passed through first to the holders of the class with the shortest stated maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. In other cases, payments are passed through to holders of whichever class first has the shortest effective maturity at the time payments are made. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class. The impact of an acceleration in prepayments affects the expected life of each class differently depending on the unique characteristics of that class. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal repayments on the underlying collateral. In these series the classes would be more affected by an acceleration (or slowing) in the rate of prepayments than CMOs which share principal and interest proportionally.

     Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).

OTHER ASSET-BACKED SECURITIES - The fund may invest in bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies, or other providers of credit. These securities are often "enhanced" by a bank letter of credit or by insurance coverage provided by an institution other than the issuer; such an enhancement typically covers only a portion of the par value until exhausted. Generally, the originator of the loan or accounts receivable paper sells it to a specially created trust, which repackages it as securities with a term of five years or less. Examples of these types of securities include "certificates for automobile receivables" and bonds backed by credit card loan receivables. The loans underlying these securities are subject to prepayments which can decrease maturities and returns. The values of these securities are ultimately dependent upon payment of the underlying loans by individuals, and the holders generally have no recourse against the originator of the loans. Holders of these securities may experience losses or delays in payment if the original payments of principal and interest are not made to the trust with respect to the underlying loans. The values of these securities also may fluctuate due to changes in the market perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loan, or the financial institution providing the credit enhancement.

        WHEN-ISSUED SECURITIES, AND FIRM COMMITMENT AGREEMENTS AND "ROLL" TRANSACTIONS - The fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The fund as purchaser assumes the risk of any decline in the value of the security beginning on the date of the agreement or purchase. As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase.


         The fund will not use these transactions for the purpose of leveraging and will maintain in a segregated account (with the value adjusted daily based on market valuations) cash or high-grade debt securities in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the fund temporarily will be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

         The fund also may enter into "roll" transactions, which consist of the sale of securities together with a commitment (for which the fund typically receives a fee) to purchase similar, but not identical, securities at a later date. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in
Section 2(a)(23) of the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS - The fund may enter into reverse repurchase
agreements.   This type of agreement involves the sale of a security by the fund and its commitment to repurchase the security at a specified time and price. The fund will maintain in a segregated account with its custodian liquid assets such as cash, U.S. Government securities or other appropriate high-grade debt obligations in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the fund; accordingly, the fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the fund creates leverage which increases the fund's investment risk. As the fund's aggregate commitments under these reverse repurchase agreements increases, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

CASH AND CASH EQUIVALENTS - Subject to the requirement that it maintain at least 65% of its assets in bonds under normal market conditions, the fund may maintain assets in cash or cash equivalents, including commercial bank obligations (certificates of deposit, which are interest-bearing time deposits; bankers' acceptances, which are time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity; and demand or time deposits), and commercial paper (short-term notes issued by corporations or governmental bodies).

PORTFOLIO TRADING - The fund intends to engage in portfolio trading when it is believed that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities, or in connection with a "roll" transaction as described in the Prospectus under "Certain Securities and Investment Techniques" and above.

LOANS OF PORTFOLIO SECURITIES - Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to make loans of its portfolio securities to selected securities dealers or to other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of one-third of the value of its total assets, measured at the time any such loan is made.

VARIABLE RATE OBLIGATIONS - The fund may invest in securities with interest rates that are not fixed but fluctuate based upon changes in market rates or designated indexes. Variable rate obligations have interest rates that are adjusted at designated intervals, and interest rates on floating rate obligations are adjusted whenever there are exchanges in the indexes or market rates on which their interest rates are based. In some cases the fund has the ability to demand payment from the dealer or issuer at par plus accrued interest on short notice (seven days or less). The effective maturity of a floating or variable rate obligation is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not sold or redeemed by the fund through the demand feature, these obligations would mature on a specified date which may range up to 30 years or more from the date of issuance.

ADJUSTMENT OF MATURITIES -- The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly subject to maintaining, under normal market conditions, an average dollar-weighted effective portfolio maturity of 3 to 10 years. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation. Keeping in mind the fund's objective the Investment Adviser will increase the Fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

   PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See " Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last eight years.

                            INVESTMENT RESTRICTIONS

     The fund has adopted certain investment restrictions which may not be changed as to the fund without a majority vote of the fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of
(i) 67% or more of the outstanding voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. These restrictions provide that the fund may not:

     1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

     2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities;

     3. Invest in companies for the purpose of exercising control or management;

     4. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

     5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

     6. Acquire securities subject to contractual restrictions preventing their ready disposition or enter into repurchase agreements or purchase time deposits maturing in more than seven days if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 10% of the value of the fund's total assets;

     7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

     8. Make loans, except that this does not prevent the fund from purchasing marketable debt securities and entering into repurchase agreements or making loans of portfolio securities;

     9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

    10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

    11. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

    12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

    13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

    14. Invest in interests in oil, gas, or other mineral exploration or development programs;

    15. Invest more than 5% of its total assets in warrants which are unattached to securities;

    16. Write, purchase or sell puts, calls or combinations thereof;

    17. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

     A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer. With respect to Investment Restriction #15, investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the fund's net assets, with no more than 2% being unlisted on the New York or American Stock Exchanges. (Warrants acquired by the fund in units or attached to securities may be deemed to be without value.)

         Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

                           FUND OFFICERS AND TRUSTEES
                       Trustees and Trustee Compensation

NAME, ADDRESS AND AGE      POSITION WITH   PRINCIPAL OCCUPATION(S) DURING   AGGREGATE             TOTAL COMPENSATION   TOTAL NUMBER

                           REGISTRANT    PAST 5 YEARS (POSITIONS WITHIN THE   COMPENSATION          FROM ALL FUNDS   OF FUND

                                         ORGANIZATIONS LISTED MAY HAVE   (INCLUDING            MANAGED BY CAPITAL   BOARDS ON

                                         CHANGED DURING THIS PERIOD)    VOLUNTARILY DEFERRED   RESEARCH AND     WHICH
                                                                        COMPENSATION/1/) FROM    MANAGEMENT       TRUSTEE
                                                                        THE COMPANY DURING FISCAL    COMPANY/2/       SERVES/2/

                                                                        YEAR ENDED AUGUST 31, 1995


++ H. Frederick            Trustee       Private Investor.  The Mission Group    $3,559/3/

Christie                                 (non-utility holding company, subsidiary of                          $136,600         18

 P.O. Box 144                            Southern California Edison Company),

 Palos Verdes                            former President and Chief
Estates, CA 90274                        Executive Officer
 Age: 62

 Diane C.                  Trustee       Chairwoman, CEO and President,    $2,931
Creel                                    The Earth Technology Corporation                         $30,675          12
 100 W.
Broadway
 Suite 5000
 Long Beach,
CA 90802
 Age: 46

 Martin                    Trustee       Chairman, Senior Resource Group    $3,972/3/
Fenton, Jr.                              (management of senior living centers)                         $102,700         16

 4350
Executive Drive
 Suite 101
 San Diego,
CA  92121-2116
 Age: 60

 Leonard R.                Trustee       President, Fuller & Company, Inc.    $2,786

Fuller                                   (financial management consulting firm)                         $31,575          12

 4337 Marina
City Drive
 Suite 841
ETN
 Marina del
Rey, CA 90292
 Age: 48

+* Abner D.                President, PEO    Capital Research and Management    none

Goldstine                  and Trustee   Company, Senior Vice President   /4/                   none/4/          12
 Age: 65                                 and Director

+** Paul G.                Chairman of   Capital Research and Management    none
Haaga, Jr.                 the Board     Company, Senior Vice President   /4/                   none/4/          14
 Age: 46                                 and Director

 Herbert                   Trustee       Private Investor                $3,377
Hoover III                                                                                    $60,050          14
 200 S. Los
Robles Avenue
 Suite 520
 Pasadena,
CA 91101-2431
 Age: 67

 Richard G.                Trustee       Chairman, President and CEO,    $3,991/3/
Newman                                   AECOM Technology Corporation                         $39,050          12
 3250                                    (architectural engineering)
Wilshire Boulevard
 Los Angeles,
CA 90010-1599
 Age: 60

 Peter C. Valli            Trustee       Chairman and CEO, BW/IP         $3,900/3/
 200                                     International Inc. (industrial                         $37,050          12
Oceangate Boulevard                      manufacturing)
 Suite 900
 Long Beach,
CA 90802
 Age: 68


+ Trustees who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of trustees of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071//

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as
follows:   H. Frederick Christie ($2,095), Martin Fenton, Jr. ($5,802), Richard
G. Newman ($7,780), and Peter C. Valli ($7,282). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

/4/ Paul G. Haaga, Jr. and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                OFFICERS
     (with their principal occupations during the past five years)#

** MARY C. CREMIN, VICE PRESIDENT AND TREASURER. Capital Research and Management Company, Senior Vice President - Fund Business
  Management Group

* MICHAEL J. DOWNER, VICE PRESIDENT, Capital Research and Management Company, Senior Vice President - Fund Business Management Group

*** JOHN H. SMET, VICE PRESIDENT. Capital Research and Management Company, Vice President

* JULIE F. WILLIAMS, SECRETARY. Capital Research and Management Company, Vice President - Fund Business Management Group

   * KIMBERLY S. VERDICK, ASSISTANT SECRETARY. Capital Research and Management Company, Compliance Associate - Fund Business Management Group.

** ANTHONY W. HYNES, JR., ASSISTANT TREASURER.  Capital Research and Management
  Company, Vice President - Fund Business Management Group.

# Positions within the organizations listed may have changed during this period.

*  Address is 333 South Hope Street, Los Angeles, CA  90071.

** Address is 135 South State College Boulevard, Brea, CA  92621.

*** Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025.

         No compensation is paid by the fund to any officer or Trustee who is a director or officer of the Investment Adviser. The fund pays annual fees of $2,500 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of October 1, 1995, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

Investment Adviser - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad, with a staff of professionals, many of whom have years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.

     An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

         The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 24, 1996, unless sooner terminated, and may be renewed from year to year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such part, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund of its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

     After Board approval of the new fees, the Investment Adviser voluntarily agreed to waive its fees by any amount necessary to assure that the fund's expenses would not exceed 1.00% of the average daily net assets and waive its fees by any additional amount necessary to assure that such expenses did not exceed applicable expense limitations in any state in which the fund's shares were being offered for sale. Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets. Rule 12b-1 distribution plan expenses would be excluded from this limit. Expenses which are not subject to these limitations include interest, taxes, brokerage commissions, transaction costs, and extraordinary items such as litigation, as well as, for purposes of the state expense limitations, any amounts excludable under the applicable regulation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

        During the fiscal years ended August 31, 1995, 1994, and 1993, the Investment Adviser's total fees amounted to $6,106,000, $6,742,000, and $5,991,000, respectively.

    The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies, blue sky expenses, expenses of shareholders meetings, the expense of reports to existing shareholders, expenses of printing proxies and prospectuses, insurance premiums, legal and auditing fees, dividend disbursement expenses, the expense of the issuance, transfer and redemption of its shares, expenses pursuant to the fund's Plan of Distribution, custodian fees, printing and preparation of registration statements, taxes and compensation and expenses of Trustees who are not affiliated with the Investment Adviser.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended August 31, 1995 amounted to $1,581,362 after allowance of $6,650,561 to dealers. During the fiscal year ended August 31, 1994 and 1993, the Principal Underwriter retained $3,558,588 and $4,999,000, respectively.

     As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund due to present affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

        Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k) plan with 200 or more eligible employees). During the fund's fiscal year ended August 31, 1995, such expenses were $4,112,000 under the Plan as compensation to dealers. As of August 31, 1995 accrued and unpaid distribution expenses were $704,000.

     The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences.

     In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses), it will be taxed only on that portion of the investment company taxable income that it retains.

     To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

     Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the Fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

     The fund also intends to distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.

     Dividends and distributions generally are taxable to shareholders at the time they are paid. However, dividends and distributions declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

         If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

        Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of capital gains not effectively connected with a U.S. trade or business are not subject to the withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.

     The fund may be required to pay withholding and other taxes imposed by countries outside the U.S. which would reduce the fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. The fund does not currently expect to meet the eligibility requirement for filing this election as its investments in securities of non-U.S. issuers are extremely limited.

         As of the date of this statement of additional information, the maximum stated individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gain is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

     The foregoing is limited to a discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and distributions may also be subject to state or local taxes. Investors should consult their own tax advisers for additional details as to their particular tax status.

                               PURCHASE OF SHARES

   PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated closing price.

         The price you pay for fund shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share of the fund is determined as follows:

     1. Long-term debt securities and U.S. Treasury notes are valued at prices obtained from a bond pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean of representative quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of any other assets is added to the value of securities to arrive at total assets; and

     2. The fund's liabilities, including proper accruals of expense items, are deducted from total assets; and

     3. The net assets so obtained are then divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share.

     Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other person or entity, where, after the sale, such person or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the prospectus apply to purchases of $25,000 or more made within a 13-month period pursuant to the terms of a written statement of intention (the "Statement") in the form provided by the Principal Underwriter and signed by the purchaser. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder signs a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions on these shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser must remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Principal Underwriter or the investment dealer, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In the case of purchase orders by the trustees of certain retirement plans by payroll reduction, the sales charge for the investments made during the 13-month period will be handled as follows: The investment made the first month of the 13-month period will be multiplied by 13 and then multiplied by
1.5. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

   DEALER COMMISSIONS - The following commissions will be paid, as described in the prospectus, to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any defined contribution plan qualified under section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value. See "The American Funds Shareholder Guide" in the fund's prospectus for more information.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the 10th day of the month (or on or about the 15th day of the month in the case of accounts for retirement plans for which Capital Guardian Trust Company serves as trustee or custodian.) Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement showing the current transaction. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

                      EXECUTION OF PORTFOLIO TRANSACTIONS

     There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

         Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended August 31, 1995, 1994, and 1993, amounted to $124,750, $224,500, and $321,000, respectively.

         The fund held certain debt securities of its regular brokers or dealers or its parents, E.G., securities of Associates Corp. of North America in the amount of $11,698,000 at August 31, 1995.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

INDEPENDENT ACCOUNT - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent auditors since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on August 31. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information audited annually by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Trustees.

   PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

     The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

            DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
                  OFFERING PRICE PER SHARE -- AUGUST 31, 1995

Net asset value and redemption price per share
(Net assets divided by shares outstanding)        $13.52

Offering price per share (100/95.25 of per share
net asset value, which takes into account the
Fund's current maximum sales charge)              $14.19


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the fund was organized, and California, where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The fund will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS - All shares of the fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares. At such a meeting, a Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees
shall continue to hold office and may appoint successor Trustees.   The shares
do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code; however, the Trustees shall not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, the fund will continue indefinitely.

                               INVESTMENT RESULTS

    The fund's yield is 5.60% based on the 30-day (or one month) period ended August 31, 1995, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ - 1]

Where: a = dividends and interest earned during the period.

 b = expenses accrued for the period (net of reimbursements).

 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

 d = the maximum offering price per share on the last day of the period.

         The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

         In addition, investments in premium bonds may affect a fund's distribution rate. A premium bond is bond which is purchased for more than its face value. Because of this, the bond usually pays a higher than market rate interest, but the value of the bond (which affects the net asset value of the fund) will be lower than its purchase price as it nears maturity. The SEC yield takes into account the long-term effects of premium bonds (I.E., for a premium bond, the income must be regularly reduced (amortized) by an amount that provides for the future decrease in value of the bond) whereas the distribution rate may not.

     Income from "roll" transactions (the sale of GNMA certificates or other securities together with a commitment, for which the fund receives a fee, to purchase similar securities at a future date) is recorded for accounting purposes as interest income ratably over the term of each roll and is included in net investment income for purposes of determining the fund's yield.

     As of August 31, 1995, the fund's total return over the past 12 months and average annual total returns over the past five-year and lifetime periods were 3.17%, 7.02% and 6.82%. The average annual total return ("T") will be computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:
P(1+T)/n/ = ERV.

     The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The Fund will calculate total return for one-, five- and ten-year periods after such periods have elapsed. In addition, the Fund will provide lifetime average total return figures.

   EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In all of the 10-year periods during which those funds were managed by Capital Research and Management Company since 1964 (115 in all), those funds have had better total returns that the Standard and Poor's 500 Composite Stock Index in 94 of the 115 periods.

     Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

     The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

                      The Benefits of Systematic Investing

Here's how much you would have if you
invested $2,000 a year in the fund:



2 years                    4 years                    Lifetime
(9/1/93-8/31/95)           (9/1/91-8/31/95)            (2/19/88-8/31/95)
$4,090                     $8,832                     $20,662


           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

If you had invested        Periods                 ... and taken all
 $10,000 in the fund        9/1-8/31              distributions in shares,
this many years ago...                            your investment would
  Number of Years                                 have been worth this
                                                  much at August 31, 1995
                                                           Value**

1                         1994 - 1995             $10,317

2                         1993 - 1995              10,133

3                         1992 - 1995             11,143

4                         1991 - 1995             12,569

5                         1990 - 1995             14,037

6                         1989 - 1995             14,941

7                         1988 - 1995             16,286

Lifetime                  1988* - 1995            16,439


* From inception, 2/19/88 through 8/31/95.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.
                         *   *   *   *   *   *   *   *
   ILLUSTRATION OF A $10,000 INVESTMENT IN THE FUND WITH DIVIDENDS REINVESTED
       (For the lifetime of the Fund February 19, 1988 - August 31, 1995)

                       COST OF SHARES                                                 VALUE OF SHARES**


Fiscal       Annual      Dividends    Total        From         From          From        Total
Year End     Dividends   (cumulative)   Investment   Initial      Capital Gains   Dividends   Value
August 31                             Cost         Investment   Reinvested    Reinvested

1988*        $  411      $  411       $10,411      $9,207       ---           $  406      $ 9,613

1989            885       1,296        11,296       9,187       ---            1,291        10,478

1990          1,000       2,296        12,296       8,913       ---            2,239        11,152

1991          1,029       3,325        13,325       9,127       ---            3,333        12,460

1992          1,033       4,358        14,358       9,520       ---            4,534        14,054

1993          1,022       5,380        15,380       9,760       ---            5,692        15,452

1994          1,020       6,400        16,400       8,920        70            6,184        15,174

1995          1,084       7,484        17,484       9,013        71            7,355        16,439


   The dollar amount of capital gain distributions during the period was $75.

*  From inception on February 19, 1988.

** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

Moody's Investors Service, Inc. rates "investment grade" long-term debt obligations issued by various entities from "Aaa" to "Baa." The two top ratings are as follows:

     "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

     "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

Standard & Poor's Corporation rates the investment grade long-term debt obligations of various entities in categories ranging from "AAA" to "BBB" according to quality. The two top ratings are as follows:

     "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

     "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc. employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

_____

SUBSEQUENT TO ITS PURCHASE BY THE FUND, THE RATING OF AN ISSUE OF SECURITIES MAY BE REDUCED BELOW THE CURRENT MINIMUM RATING REQUIRED FOR ITS PURCHASE, OR IN THE CASE OF AN UNRATED ISSUE OF SECURITIES, ITS CREDIT QUALITY MAY BECOME EQUIVALENT TO AN ISSUE OF SECURITIES RATED BELOW THAT REQUIRED FOR PURCHASE. NEITHER EVENT REQUIRES THE ELIMINATION OF SUCH AN OBLIGATION FROM THE FUND'S PORTFOLIO, BUT CAPITAL RESEARCH AND MANAGEMENT COMPANY WILL CONSIDER SUCH AN EVENT IN DETERMINING WHETHER THE FUND SHOULD CONTINUE TO HOLD SUCH AN OBLIGATION IN ITS PORTFOLIO.

Intermediate Bond Fund of America
Investment Portfolio August 31, 1995

                                                                     Principal      Market        Percent

                                                                     Amount         Value         of Net

Bonds & Notes                                                        (000)          (000)         Assets



INDUSTRIAL & SERVICE-  .59%



BP America Inc. 10.00% 2018 (1998) /1/                               $2,600         $2,919        .19%

Donnelley (R.R) & Sons Co. 9.125% 2000                               2,000          2,210         .15

Schering-Plough Corp. 0% 1996                                        4,000          3,712         .25

                                                                                    --------      -----

                                                                                    8,841         .59

                                                                                    --------      -----



UTILITIES-  .67%



Nippon Telegraph and Telephone Corp. 9.50% 1998                      6,000          6,501         .43

Northern Telecom Ltd. 8.75% 2001                                     3,250          3,552         .24

                                                                                    --------      -----

                                                                                    10,053        .67

                                                                                    --------      -----



FINANCIAL-  4.30%



ABN AMRO Bank NV, Chicago Branch 7.25% 2005                          10,000         10,162        .68

Bank of Nova Scotia 6.5625% /2/ /3/                                  1,000          784           .05

Beverly Finance Corp. 8.36% 2004                                     10,000         10,500        .70

Corporate Property Investors 9.00% 2002                              9,500          10,485        .70

Credit Suisse 8.50% 2004                                             5,000          5,519         .37

General Electric Capital Corp. 8.375% 2001                           1,500          1,626         .11

National Australia Bank Ltd. 9.70% 1998                              3,000          3,265         .22

National Westminster Bancorp Inc. 12.125% 2002 (1997) /1/            1,000          1,113         .07

NatWest Capital Corporation 9.375% 2003                              2,000          2,305         .15

S & S Finance International, Inc. 10.125% Euronotes 1996             12,180         12,743        .85

Societe Generale, New York Branch 9.875% 2003                        5,100          6,013         .40

                                                                                    --------      -----

                                                                                    64,515        4.30

                                                                                    --------      -----



COLLATERALIZED MORTGAGE OBLIGATIONS

 (PRIVATELY ORIGINATED) /4/-  5.70%





Chase Manhattan Bank, NA, Series 1993-I, Class 2A-5, 7.25%           7,500          7,294         .49
2024

Merrill Lynch Mortgage Investors Inc., Series 1992B:

 Class A-2, 8.05% 2012                                               7,500          7,624         .51

 Class A-3, 8.30% 2012                                               10,000         10,384        .69

Nomura Asset Securities Corp., Series 1994-MD1:

 Class A-1A 7.376% 2018 /2/                                          3,760          3,819         .25

 Class A-1B 7.526% 2018  /2/                                         26,040         26,756        1.78

Prudential Home Mortgage Securities Co., Inc.:

 Series 1992-33, Class A-12, 7.50% 2022                              2,000          2,007         .13

 Series 1992-37, Class A-6, 7.00% 2022                               11,710         11,688        .78

Resolution Trust Corp.:

 Series 1992-6, Class A-2B, 8.40% 2024                               3,989          3,984         .27

 Series 1992-7, Class A-2D, 8.35% 2029                               7,453          7,434         .50

Travelers Mortgage Services, Inc., Series 1989-9, Class
Z-2,

 8.80% 2019                                                          4,649          4,649         .30

                                                                                    --------      -----

                                                                                    85,639        5.70

                                                                                    --------      -----

BONDS &  NOTES

ASSET-BACKED OBLIGATIONS /4/-  12.07%

Capstead Securities Corp. III, Series 1991-5, Class G,               12,860         13,150        .88
9.50%

2021

Case Equipment Loan Trust 1995-A  7.30% 2002                         14,052         14,280        .95

Chemical Financial Acceptance Corp., 1989-A, 9.25% 1998              13,444         13,914        .93

Discover Card Trust, Series 1991-D, Class A, 8.00% 2000              10,000         10,378        .69

Ford Motor Credit Co. 1994 - A 6.35% 1999                            1,663          1,667         .11

GCC Home Equity Trust, asset-backed certificates,

1990-1, 10.00% 2005                                                  5,160          5,289         .35

Green Tree Financial Corp., pass-through certificates:

 Series 1993-3, Class A5, 5.75% 2018                                 10,000         9,553         .64

 Series 1995-1, Class A2, 7.80% 2025                                 12,000         12,266        .82

 Series 1995-1, Class A3, 7.95% 2025                                 4,000          4,152         .28

MBNA Credit Card Trust, asset-backed certificates

1991-1, 7.75% 1998                                                   10,000         10,153        .68

Sears Credit Account Trust:

 1991-D, 7.75% 1998                                                  10,000         10,156        .68

 1991-C, 8.65% 1998                                                  10,000         10,209        .68

Standard Credit Card Master Trust I, credit card

participation certificates:

 Series 1991-3, Class A, 8.875% 1999                                 9,050          9,599         .64

 Series 1991-6, Class A,  7.875% 2000                                40,000         41,725        2.78

Town & Country Funding Corp. 5.85% 2000                              15,000         14,513        .96



                                                                                    --------      -----

                                                                                    181,004       12.07

                                                                                    --------      -----



GOVERNMENTS (EXCLUDING U.S. GOVERNMENT) &

 GOVERNMENT AUTHORITIES-  3.95%



British Columbia Hydro & Power Authority                             2,000          2,395         .16

12.50% 2013 (1998)/1/ Ontario (Province of):

 7.75% 2002                                                          10,000         10,574        .70

 7.375% 2003                                                         10,000         10,359        .69

 17.00% 2011 (1996) /1/                                              3,100          3,660         .24

 15.25% 2012 (1997) /1/                                              5,550          6,741         .45

 15.75% 2012 (1997) /1/                                              105            125           .01

 11.50% 2013 (1997) /1/                                              3,000          3,439         .23

 11.75% 2013 (1998) /1/                                              4,500          5,231         .35

County of Orange, California Taxable Pension Obligation

Bonds, Series 1994A, 6.810% 1996                                     5,000          4,450         .30

Republic of Italy  6.00% 2003                                        5,000          4,712         .31

Victorian (Territory of) Public Authorities Finance Agency

 8.45% 2001                                                          7,000          7,595         .51

                                                                                    --------      -----

                                                                                    59,281        3.95

                                                                                    --------      -----



DEVELOPMENT AUTHORITIES-  0.89%



African Development Bank 9.30% 2000                                  3,750          4,172         .28

International Bank for Reconstruction and Development

 14.90% 1997                                                         8,000          9,140         .61

                                                                                    --------      -----

                                                                                    13,312        .89

                                                                                    --------      -----



FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS /4/-  19.47%



Federal Home Loan Mortgage Corp.:

 8.00% 2003-2010                                                     2,986          3,054         .20

 8.50% 2008-2021                                                     3,323          3,430         .23

 8.75% 2008-2009                                                     1,601          1,655         .11

 9.00% 2017                                                          1,735          1,830         .12

 9.50% 2013                                                          839            887           .06

 10.00% 2004                                                         581            628           .04

 11.00% 2018                                                         91             99            .01

 12.00% 2013                                                         331            367           .02

 12.50% 2013                                                         165            183           .01

 12.75% 2019                                                         84             94            .01

Federal National Mortgage Assn.:

 7.00% 2023                                                          2,570          2,526         .17

 7.50% 2009-2024                                                     30,643         31,013        2.07

 8.00% 2002-2005                                                     3,441          3,535         .24

 8.50% 2008-2023                                                     15,541         16,101        1.07

 9.00% 2001-2022                                                     9,813          10,236        .68

 9.50% 2010-2020                                                     2,082          2,190         .15

 10.00% 2019-2021                                                    4,709          5,127         .34

 10.50% 2004-2020                                                    3,726          4,091         .27

 11.00% 2000-2010                                                    767            836           .06

 12.25% 2013                                                         81             87            .01

Government National Mortgage Assn.:

 5.50% 2023-2024  /2/                                                85,521         84,642        5.63

 6.00% 2023-2024  /2/                                                12,997         13,018        .86

 6.125% 2022  /2/                                                    1,975          2,000         .12

 7.00% 2007-2023  /2/                                                11,954         12,070        .79

 8.00% 2023                                                          1,576          1,615         .11

 8.50% 2007-2025                                                     39,190         40,745        2.71

 9.00% 2008-2025                                                     18,225         19,111        1.27

 9.50% 2016-2025                                                     27,011         29,071        1.94

 9.75% 1999                                                          238            247           .02

 10.25% 2012                                                         397            416           .03

 10.50% 2019                                                         191            211           .01

 11.00% 2010-2019                                                    565            630           .04

 11.50% 2010-2013                                                    398            449           .03

 12.50% 2010-2014                                                    567            641           .04

                                                                                    --------      -----

                                                                                    292,835       19.47

                                                                                    --------      -----



FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS /4/-
/1.55%/



Federal Home Loan Mortgage Corp., Class B-3, 12.50% 2013             203            221           .01

Federal National Mortgage Assn.:

 Series 91-50, Class H, 7.75% 2006                                   9,000          9,250         .62

 Series 91-146, Class Z, 8.00% 2006                                  3,394          3,489         .23

 Series 88-16, Class B, 9.50% 2018                                   1,011          1,068         .07

 Series 90-93, Class G, 5.50% 2020                                   3,850          3,531         .24

 Trust D2, 11.00% 2009                                               5,333          5,653         .38

                                                                                    --------      -----

                                                                                    23,212        1.55

                                                                                    --------      -----



FEDERAL AGENCY OBLIGATIONS-NON-MORTGAGE-  8.39%



Federal Home Loan Bank Notes:

 6.38% 2003                                                          4,000          3,891         .26

 6.16% 2004                                                          10,000         9,573         .64

 6.27% 2004                                                          3,000          2,886         .19

Federal Home Loan Mortgage Notes:

 6.30% 2003                                                          9,300          9,014         .60

 6.39% 2003                                                          2,000          1,987         .13

 6.50% 2003                                                          2,000          1,953         .13

 6.61% 2003                                                          16,650         16,502        1.10

 6.19% 2004                                                          9,000          8,608         .57

Federal National Mortgage Assn. Medium-Term Note:

 6.30% 1997                                                          15,470         15,441        1.03

 6.14% 2004                                                          3,000          2,831         .19

 6.40% 2004                                                          1,500          1,446         .10

 8.40% 2004                                                          10,000         10,670        .71

FNSM Callable Principal STRIPS:

 1991-B4, 0%/7.94% 2001 /5/                                          20,000         18,547        1.24

 1991-B8, 0%/7.89% 2002 /5/                                          25,000         22,567        1.50

                                                                                    --------      -----

                                                                                    125,916       8.39

                                                                                    --------      -----





U.S. TREASURY OBLIGATIONS-  39.62%



9.375% April 1996                                                    6,500          6,642         .44

6.875% October 1996                                                  15,000         15,185        1.01

6.750% February 1997                                                 74,000         75,006        5.00

8.500% April 1997                                                    15,000         15,609        1.04

8.125% February 1998                                                 59,000         61,922        4.12

7.875% April 1998                                                    1,500          1,570         .10

9.00% May 1998                                                       5,000          5,377         .36

9.25% August 1998                                                    22,250         24,197        1.61

5.125% November 1998                                                 52,000         50,684        3.38

9.125% May 1999                                                      29,250         32,198        2.14

6.750% June 1999                                                     62,000         63,453        4.23

7.750% November 1999                                                 2,500          2,654         .18

8.00% May 2001                                                       8,000          8,712         .58

7.875% August 2001                                                   10,000         10,842        .72

13.375% August 2001                                                  15,000         20,351        1.36

7.500% November 2001                                                 20,000         21,347        1.42

15.75% November 2001                                                 15,000         22,305        1.49

11.125% August 2003                                                  12,000         15,570        1.04

7.250% May 2004                                                      43,000         45,600        3.04

7.250% August 2004                                                   10,000         10,611        .71

11.625% November 2004                                                48,250         65,726        4.38

10.375% November 2009                                                15,000         19,010        1.27



                                                                                    --------      -----

                                                                                    594,571       39.62

                                                                                    --------      -----

Total Bonds & Notes (cost: $1,450,793,000)                                          1,459,17      97.20
                                                                                    9

                                                                                    --------      -----





SHORT-TERM SECURITIES



COMMERCIAL PAPER-  1.38%



Associates Corp. of North America 5.82% due 9/1/95                   11,700         11,698        .78

Pacific Bell Telephone 5.85% due 9/1/95                              9,000          8,999         .60

                                                                                    --------      -----

                                                                                    20,697        1.38

                                                                                    --------      -----







Total Short-Term Securities (cost: $20,697,000)                                     20,697        1.38

                                                                                    --------      -----

Total Investment Securities (cost: $1,471,490,000)                                  1,479,87      98.58
                                                                                    6



Excess of cash and receivables over payables                                        21,307        1.42

                                                                                    --------      -----

Net assets                                                                          1,501,18      100.00%
                                                                                    3

                                                                                    ========      =====








/1/ Some investments are valued in the market on the basis of their effective maturity - that is, the dates at which the securities are expected to be called or refunded by the issuers or the dates at which the investor can put the securities to the issuers for redemption. These effective maturity dates are shown in parentheses.

/2/ Coupon rate may change periodically.

/3/ Issue does not have fixed maturity.

/4/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.

/5/ Represents a zero-coupon bond which will convert to a coupon-bearing security at a later date.

See Notes to Financial Statements

INTERMEDIATE BOND FUND OF AMERICA
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

at August 31, 1995                                                (dollars in       thousands)

----------------------------------------                          -----------       ------------

ASSETS:

Investment securities at market

 (cost: $1,471,490)                                                                 $1,479,876

Cash                                                                                2,964

Receivables for-

 Sales of investments                                             $ 16,769

 Sales of fund's shares                                           3,778

 Accrued interest                                                 18,946            39,493

                                                                  -----------       ------------

                                                                                    1,522,333

LIABILITIES:

Payables for-

 Purchases of investments                                         17,421

 Repurchases of fund's shares                                     1,661

 Dividends payable                                                547

 Management services                                              505

 Accrued expenses                                                 1,016             21,150

                                                                  -----------       ------------

NET ASSETS AT AUGUST 31, 1995

 Equivalent to $13.52 per share on

 111,032,212 shares of beneficial

 interest issued and outstanding;

 unlimited shares authorized                                                        $1,501,183

                                                                                    =============



STATEMENT OF OPERATIONS

for the year ended August 31, 1995                                (dollars in       thousands)

                                                                  -----------       ------------

INVESTMENT INCOME:

Income:

 Interest                                                                           $ 116,409



Expenses:

 Management services fee                                          6,106

 Distribution expenses                                            4,112

 Transfer agent fee                                               1,058

 Reports to shareholders                                          81

 Registration statement and prospectus                            82

 Postage, stationery and supplies                                 148

 Trustees' fees                                                   15

 Auditing and legal fees                                          32

 Custodian fee                                                    65

 Taxes other than federal income tax                              21                11,720

                                                                  -----------       ------------

Net investment income                                                               104,689

                                                                                    ------------

REALIZED LOSS AND UNREALIZED (DEPRECIATION)

 APPRECIATION ON INVESTMENTS:

Net realized loss                                                                   (47,764)

Net unrealized (depreciation) appreciation

 on investments:

 Beginning of year                                                (50,873)

 End of year                                                      8,386

                                                                  -----------

  Net change in unrealized depreciation on

    investments                                                                     59,259

                                                                                    ------------

 Net realized loss and change in unrealized

  (depreciation) appreciation on investments                                        11,495

                                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING

 FROM OPERATIONS                                                                    $116,184

                                                                                    ============

Statement of Changes in Net

 Assets                                                           (dollars in       thousands)

----------------------------------------                          ------------      -------------

                                                                  Year ended        August 31,



                                                                  1995              1994

OPERATIONS:                                                       ------------      -------------

Net investment income                                             $   104,689       $    116,210

Net realized loss on investments                                  (47,764)          (28,357)

Net change in unrealized appreciation

 (depreciation) on investments                                    59,259            (122,435)

                                                                  ------------      -------------

 Net increase (decrease) in net assets

  resulting from operations                                       116,184           (34,582)

                                                                  ------------      -------------

DIVIDENDS AND DISTRIBUTIONS PAID

 TO SHAREHOLDERS:

 Dividends from net investment income                             (103,958)         (114,479)

 Distribution from net realized gain

  on investments                                                  0                 (8,496)

                                                                  ------------      -------------

  Total dividends and distributions                               (103,958)         (122,975)

                                                                  ------------      -------------

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold:

 38,884,119 and 64,292,703

 shares, respectively                                             515,751           904,219

Proceeds from shares issued in

 reinvestment of net investment income

 dividends and distributions of net

 realized gain on investments:

5,917,803 and 6,747,528 shares,

 respectively                                                     78,348            94,032

Cost of shares repurchased:

55,272,862 and 64,692,200

 shares, respectively                                             (730,831)         (901,393)

                                                                  ------------      -------------

 Net (decrease) increase in net assets resulting

  from capital share transactions                                 (136,732)         96,858

                                                                  ------------      -------------

TOTAL DECREASE IN NET ASSETS                                      (124,506)         (60,699)



NET ASSETS:

Beginning of year                                                 1,625,689         1,686,388

                                                                  ------------      -------------

End of year (including undistributed

 net investment income of $2,493 and

 $1,762, respectively)                                            $1,501,183        $1,625,689

                                                                  ============      =============


See Notes to Financial Statements

                 NOTES TO FINANCIAL STATEMENTS

1. Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

    Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. The maturities of variable or floating rate instruments are deemed to be the time remaining until the next interest rate adjustment date. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The fund does not amortize premiums on securities purchased. Dividends are declared on a daily basis after the determination of the fund's net asset value and are paid to shareholders on a monthly basis.

    Pursuant to the custodian agreement, the fund receives credit against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $65,000 includes $8,000 that was paid with these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.


    As of August 31, 1995, net unrealized appreciation on investments for book and federal income tax purposes aggregated $8,386,000, of which $24,846,000 related to appreciated securities and $16,460,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended August 31, 1995. During the year ended August 31, 1995, the fund realized, on a tax basis, a net capital loss of $47,764,000 on securities transactions. The fund has available at August 31, 1995 a net capital loss carryforward totaling $39,144,000 which may be used to offset capital gains realized during subsequent years through 2002 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities for book and federal income tax purposes was $1,471,490,000 at August 31, 1995.

3. The fee of $6,106,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333.

    Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31, 1995, distribution expenses under the Plan were $4,112,000. As of August 31, 1995, accrued and unpaid distribution expenses were $704,000.

    American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $1,058,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,581,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

    Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1995, aggregate amounts deferred were $20,000.

    CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of August 31, 1995, accumulated undistributed net realized loss on investments was $79,827,000 and paid-in capital was $1,570,131,000.

    The fund made purchases and sales of investment securities, excluding short-term securities, of $1,034,220,000 and $1,099,534,000, respectively, during the year ended August 31, 1995.


PER-SHARE DATA AND RATIOS

                                                      Year         Ended         August       31

                                      --------        --------     --------      ------       --------

                                      1995            1994         1993          1992         1991

                                      --------        --------     --------      ------       --------

Net Asset Value, Beginning

 of Year......................        $13.38          $14.64       $14.28        $13.69       $13.37

                                      --------        --------     --------      ------       --------



INCOME FROM INVESTMENT

 OPERATIONS:

  Net investment income.......        .93             .95          1.00          1.09         1.21

  Net realized and unrealized

   gain (loss) on investments.        .13             (1.20)       .37           .59          .30

   Total from investment              --------        --------     --------      ------       --------

    operations................        1.06            (.25)        1.37          1.68         1.51

                                      --------        --------     --------      ------       --------

LESS DISTRIBUTIONS:

 Dividends from net investment

  income......................        (.92)           (.94)        (1.01)        (1.09)       (1.19)

 Distributions from capital                           (.07)
gains

                                      --------        --------     --------      ------       --------

   Total distributions........        (.92)           (1.01)       (1.01)        (1.09)       (1.19)

                                      --------        --------     --------      ------       --------

Net Asset Value, End of Year..        $13.52          $13.38       $14.64        $14.28       $13.69

                                      ========        ========     ========      ======       ========

Total Return /1/.................     8.33%           (1.80%)      9.95%         12.79%       11.73%



RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of year (in

  millions)...................        $1,501          $1,626       $1,686        $1,215       $407

 Ratio of expenses to average

  net assets..................        .78%            .83%         .82%          .90%         1.00%

 Ratio of net income to

  average net assets..........        6.96%           6.79%        7.00%         7.66%        8.67%

 Portfolio turnover rate......        71.91 %         52.94 %      42.59 %       45.01 %      83.00 %




/1/ This was calculated without deducting a sales charge.  The maximum sales
charge is 4.75% of the fund's   offering price.


Independent Auditors' Report

To the Board of Trustees and Shareholders of Intermediate Bond Fund of America:

     We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America, including the schedule of portfolio investment as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and the per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these statements and the per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of Intermediate Bond Fund of America at August 31, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Los Angeles, California
September 22, 1995

Tax Information (Unaudited)

Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 45% of the dividends paid by the fund from net investment income was derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

Since the amounts above are report for the fiscal year and not a calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 1996 to determine the CALENDAR YEAR amounts to be included on their respective 1995 tax returns. Shareholders should consult their tax advisers.

                      INTERMEDIATE BOND FUND OF AMERCA

                                  PART C
                             OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:

 Included in Prospectus - Part A
  Financial Highlights

    Included in Statement of Additional Information - Part B

     Investment Portfolio                   Notes to Financial Statements
  Statement of Assets and Liabilities       Selected Per-Share Data and Ratios
  Statement of Operations                   Independent Auditors Report
  Statement of Changes in Net Assets

(B) EXHIBITS:

  1. On file (see SEC file No. 33-19514, Pre-Effective Amendment No. 1 filed 1/14/88.

  2. On file (see SEC file No. 33-19514, Pre-Effective Amendment No. 1 filed 1/14/88.

  3. None.

  4. On file (see SEC file No. 33-19514, Pre-Effective Amendment No. 1 filed 1/14/88.

  5. On file (see SEC file No. 33-19514, Pre-Effective Amendment No. 1 filed 1/14/88.

  6. On file (see SEC file No. 33-19514, Post-Effective Amendment No. 9 filed 10/20/93.

  7. None.

  8. On file (see SEC file No. 33-19514, Pre-Effective Amendment No. 1 filed 1/14/88.

     9. Form of Shareholder Service Agreement between Registrant and American Funds Service Company, as amended 1/1/95.

 10. Not applicable to this filing.

 11. Consent of independent auditors.

 12. None.

 13. On file (see SEC file No. 33-19514, Pre-Effective Amendment No. 1 filed 1/14/88.

 14. On file (see SEC file No. 33-19514, Pre-Effective Amendment No. 1 filed 1/14/88.

 15. On file (see SEC file No. 33-19514, Pre-Effective Amendment No. 1 filed 1/14/88.

 16. Updates to previously filed schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (see SEC file Nos. 811-5446 and 33-19514).

    17. Financial data schedule (EDGAR)

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

As of August 31, 1995



                        Number of

Title of Class          Record Holders



Shares of beneficial    71,853

interest (no par value)


ITEM 27. INDEMNIFICATION.

        Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.


     Article VI of the Trust's By-Laws states:

    (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

    The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

   (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including

ITEM 27. INDEMNIFICATION (CONT.)

attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

   (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

   (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

   (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

   (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

   (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 27. INDEMNIFICATION (CONT.)

       (i) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange ommission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless inthe opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

   (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

      (B)   (1)                       (2)                          (3)
      NAME AND PRINCIPAL              POSITIONS AND OFFICES        POSITIONS AND OFFICES
      BUSINESS ADDRESS                WITH UNDERWRITER             WITH REGISTRANT



#     David L. Abzug                  Assistant Vice President     None



      John A. Agar                    Regional Vice President      None
       1501 N. University, Suite 225
       Little Rock, AR 72207



      Robert B. Aprison               Regional Vice President      None
       2983 Bryn Wood Drive
       Madison, WI  53711



&     Richard Armstrong               Assistant Vice President     None



*     William W. Bagnard              Vice President               None



      Steven L. Barnes                Vice President               None
       8000 Town Line Avenue South
       Suite 204
       Minneapolis, MN 55438



      Michelle A. Bergeron            Regional Vice President      None
       1190 Rockmart Circle
       Kennesaw, GA  30144



      Joseph T. Blair                 Vice President               None
       27 Drumlin Road
       West Simsbury, CT  06092



      Ian B. Bodell                   Regional Vice President      None
       3100 West End Avenue, Suite 870
       Nashville, TN  37215



      Michael L. Brethower            Vice President               None
       108 Hagen Court
       Georgetown, TX  78628



      C. Alan Brown                   Regional Vice President      None
       4619 McPherson Avenue
       St. Louis, MO  63108



*     Daniel C. Brown                 Director, Sr. Vice President   None



@     J. Peter Burns                  Vice President               None



      Brian C. Casey                  Regional Vice President      None
       9508 Cable Drive
       Kensington, MO  20895



      Victor C. Cassato               Vice President               None
       999 Green Oaks Drive
       Littleton, CO  80121



      Christopher J. Cassin           Regional Vice President      None
       231 Burlington
       Clarendon Hills, IL  60514



      Denise M. Cassin                Regional Vice President      None
       1425 Vallejo, #203
       Ssn Francisco, CA 94109



*     Larry P. Clemmensen             Director, Treasurer          None



*     Kevin G. Clifford               Senior Vice President        None



      Ruth M. Collier                 Vice President               None
       145 West 67th St., Ste 12K
       New York, NY  10023



      Thomas E. Cournoyer             Vice President               None
       2333 Granada Boulevard
       Coral Gables, FL  33134



      Douglas A. Critchell            Vice President               None
       3521 Rittenhouse Street NW
       Washington, DC  20005



*     Carl D. Cutting                 Vice President               None



      Michael A. Dilella              Vice President               None
       P. O. Box 661
       Ramsey, NJ  07446



      G. Michael Dill                 Senior Vice President        None
       3622 E. 87th Street
       Tulsa, OK  74137



      Kirk D. Dodge                   Regional Vice President      None
       2617 Salisbury Road
       Ann Arbor, MI  48103



      Peter J. Doran                  Vice President               None
       1205 Franklin Avenue
       Garden City, NY  11530



*     Michael J. Downer               Secretary                    Vice President



      Robert W. Durbin                Vice President               None
       74 Sunny Lane
       Tiffin, OH  44883



&     Lloyd G. Edwards                Vice President               None



@     Richard A. Eychner              Vice President               None



*     Paul H. Fieberg                 Senior Vice President        None



      John Fodor                      Regional Vice President      None
       5 Marlborough Street
       Suite 51
       Boston, MA  02116



*     Mark P. Freeman, Jr.            Director, President          None



      Clyde E. Gardner                Vice President               None
       Route 2, Box 3162
       Osage Beach, MO  65065



#     Evelyn K. Glassford             Vice President               None



      Jeffrey J. Greiner              Regional Vice President      None
       5898 Heather Glen Court
       Dublin, OH  43017



*     Paul G. Haaga, Jr.              Director                     Chairman of the Board



      David E. Harper                 Vice President               None
       R. D. 1, Box 210, Rte 519
       Frenchtown, NJ  08825



      Ronald R. Hulsey                Regional Vice President      None
       6744 Avalon
       Dallas, TX  75214



*     Robert L. Johansen              Vice President, Controller   None



*     V. John Kriss                   Senior Vice President        None



      Arthur J. Levine                Vice President               None
       12558 Highlands Place
       Fishers, IN  46038



#     Karl A. Lewis                   Assistant Vice President     None



      T. Blake Liberty                Regional Vice President      None
       12585-E East Tennessee Circle
       Aurora, CO  80012



*     Heather A. Maier                Assistant Vice President -   None
                                      Institutional Investment Services
                                      Division



      Stephen A. Malbasa              Regional Vice President      None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110



      Steven M. Markel                Vice President               None
       5241 South Race Street
       Littleton, CO  90121



*     John C. Massar                  Vice President               None



*     E. Lee McClennahan              Vice President               None



      Laurie B. McCurdy               Regional Vice President      None
       6008 E.  Anderson Drive
       Scottsdale, AZ 85255



&     John V. McLaughlin              Senior Vice President        None



      Terry W. McNabb                 Vice President               None
       2002 Barrett Station Road
       St. Louis, MO  63131



*     R. William Melinat              Vice President - Institutional   None
                                      Investment Services Division



      David R. Murray                 Regional Vice President      None
       25701 S.E. 32nd Place
       Issaquah, WA  98027



      Stephen S. Nelson               Vice President               None
       7215 Trevor Court
       Charlotte, NC  28226



*     Barbara G. Nicholich            Assistant Vice President -   None
                                      Institutional Investment Services
                                      Division



      William E. Noe                  Revional Vice President      None
       12535 Barkley
       Overland Park, KS 66209



      Peter A. Nyhus                  Regional Vice President      None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372



      Eric P. Olson                   Regional Vice President      None
       62 Park Drive
       Glenview, IL 60025



      Fredric Phillips                Regional Vice President      None
       32 Ridge Avenue
       Newton Centre, MA  02159



#     Candance D. Pilgrim             Assistant Vice President     None



      Carl S. Platou                  Regional Vice President      None
       4021 96th Avenue, S.E.
       Mercer Island, WA 98040



*   John O. Post                    Vice President               None



      Steven J. Reitman               Vice President               None
       212 The Lane
       Hinsdale, IL  60521



      Brian A. Roberts                Regional Vice President      None
       12025 Delmahoy Drive
       Charlotte, NC  28277



*     George L. Romine, Jr.           Vice President - Institutional   None
                                      Investment Services Division



      George S. Ross                  Vice President               None
       55 Madison Avenue
       Morristown, NJ  07962



*     Julie D. Roth                   Vice President               None



      Douglas F. Rowe                 Regional Vice President      None
       104 River Road
       Georgetown, TX 78628



*     Christopher Rowey               Regional Vice President      None



      Dean B. Rydquist                Vice President               None
       1080 Bay Point Crossing
       Alpharetta, GA 30202



      Richard R. Samson               Vice President               None
       4604 Glencoe Avenue, No. 4
       Marina del Rey, CA  90292



      Joseph D. Scarpitti             Regional Vice President      None
       25760 Kensington Drive
       Westlake, OH 44145



*     R. Michael Shanahan             Chairman of the Board        None



      David W. Short                  Vice President               None
       1000 RIDC Plaza, Suite 212
       Pittsburgh, PA  15238



*     Victor S. Sidhu                 Vice President - Institutional   None
                                      Investment Services Division

      William P. Simon, Jr.           Vice President               None
       554 Canterbury Lane
       Berwyn, PA  19312



*     John C. Smith                   Vice President - Institutional   None
                                      Investment Services Division



*     Mary E. Smith                   Assistant Vice President -  None
                                      Institutional Investment Services
                                      Division

      Rodney G. Smith                 Regional Vice President      None
       2350 Lakeside Blvd., #850
       Richardson, TX  75082



      Nicholas D. Spadaccini          Regional Vice President      None
       855 Markley Woods Way
       Cincinnati, OH 45230



      Daniel S. Spradling             Senior Vice President        None
       #4 West Fourth Avenue, Suite 406
       San Mateo, CA  94402



      Craig R. Strauser               Regional Vice President      None
       17040 Summer Place
       Lake Oswego, OR 97035



      Francis N. Strazzeri            Regional Vice President      None
       31641 Saddletree Drive
       Westlake Village, CA 91361



&     James P. Toomey                 Assistant Vice President     None



%     Christopher E. Trede            Assistant Vice President     None



      George F. Truesdail             Vice President               None
       400 Abbotsford Court
       Charlotte, NC  28270



      Scott W. Ursin-Smith            Regional Vice President      None
       606 Glenwood Avenue
       Mill Valley, CA  94941



@     Andrew J. Ward                  Vice President               None



*     David M. Ward                   Assistant Vice President -   None
                                      Institutional Investment Services
                                      Division



      Thomas E. Warren                Regional Vice President      None
       4001 Crockers Lake Blvd., #1012
       Sarasota, FL  34242



#     J. Kelly Webb                   Sr. Vice President           None



      Gregory J. Weimer               Regional Vice President      None
       125 Surrey Drive
       Canonsburg, PA  15317



#     Timothy W. Weiss                Director                     None



**    N. Dexter Williams              Vice President               None



      Timothy J. Wilson               Regional Vice President      None
       113 Farmview Place
       Venetia, PA  15367



@     Marshall D. Wingo               Sr. Vice President           None



#     Robert L. Winston               Director, Senior Vice President   None



      William R. Yost                 Regional Vice President      None
       9320 Overlook Trail
       Eden Prairie, MN 55347



      Janet M. Young                  Regional Vice President      None
       1616 Vermont
       Houston, TX  77006


__________
* Business Address, 333 South Hope Street, Los Angeles, CA  90071

** Business Address, Four Embarcadero, Suite 1800, San Francisco 94111

# Business Address, 135 South State College Boulevard, Brea, CA  92621

& Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX  78230

@ Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

% Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92621.
 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92621, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230 and 5300 Robin Hood Road, Norfolk, VA 23514.

     Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32.  UNDERTAKINGS.

     (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 23rd day of October, 1995.

                                    INTERMEDIATE BOND FUND OF AMERICA

                                     By /s/ Paul G. Haaga, Jr.
                                    (Paul G. Haaga, Jr., Chairman of the Board)

     Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 23, 1995, by the following persons in the capacities indicated.

       SIGNATURE                        TITLE

(1)    Principal Executive Officer:



       /s/ Abner D. Goldstine                     President and Trustee

          (Abner D. Goldstine)



(2)    Principal Financial Officer and

       Principal Accounting Officer:



       /s/ Mary C. Cremin               Vice President and Treasurer

       (Mary C. Cremin)



(3)    Trustees:



       H. Frederick Christie*           Trustee

       Diane C. Creel*/1/               Trustee

       Martin Fenton, Jr.*              Trustee

       Leonard R. Fuller*/1/            Trustee



       /s/ Abner D. Goldstine                      President and Trustee

          (Abner D. Goldstine)



       /s/ Paul G. Haaga, Jr.                       Chairman of the Board

          (Paul G. Haaga, Jr.)



       Herbert Hoover III*              Trustee

       Richard G. Newman*               Trustee

       Peter C. Valli*                  Trustee



/1/    Powers of Attorney attached hereto.


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact
 Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).
     /s/ Michael J. Downer                     (Michael J. Downer) C-14

                               POWER OF ATTORNEY

     I, Diane C. Creel, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.

                                              /s/ Diane C. Creel
                                              Diane C. Creel, Trustee

                               POWER OF ATTORNEY

     I, Leonard R. Fuller, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 12th day of December, 1994.

                                           /s/ Leonard R. Fuller
                                           Leonard R. Fuller, Trustee